THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Automobile Components — 1.2%
220,826	BorgWarner, Inc.	$10,268,409
	Automobiles — 0.9%
204,406	General Motors Co.	7,843,058
	Banks — 3.9%
241,911	Citizens Financial Group, Inc.	7,804,049
112,862	Comerica, Inc.	6,090,033
718,127	Regions Financial Corp.	14,628,247
104,710	Wells Fargo & Co.	4,833,414
		33,355,743
	Beverages — 1.0%
146,395	Coca-Cola Co.	9,066,242
	Biotechnology — 4.9%
54,821	Amgen, Inc.	12,836,337
35,134	Biogen, Inc.[1]	9,492,856
101,080	Gilead Sciences, Inc.	7,696,231
18,418	United Therapeutics Corp.[1]	4,470,417
23,114	Vertex Pharmaceuticals, Inc.[1]	8,143,987
		42,639,828
	Broadline Retail — 1.0%
192,224	eBay, Inc.	8,555,890
	Building Products — 2.5%
250,298	Carrier Global Corp.	14,905,246
44,613	Owens Corning	6,245,374
		21,150,620
	Capital Markets — 3.2%
157,506	Bank of New York Mellon Corp.	7,144,472
58,912	CME Group, Inc.	11,721,131
76,612	Intercontinental Exchange, Inc.	8,795,058
		27,660,661
	Commercial Services & Supplies — 0.6%
31,435	Clean Harbors, Inc.[1]	5,226,383
	Communications Equipment — 3.6%
94,351	Arista Networks, Inc.[1]	14,632,896
240,792	Cisco Systems, Inc.	12,530,816
137,770	Juniper Networks, Inc.	3,830,006
		30,993,718
	Consumer Staples Distribution & Retail — 1.7%
17,299	Casey’s General Stores, Inc.	4,370,765
219,036	Kroger Co.	10,653,911
		15,024,676
	Containers & Packaging — 0.6%
220,163	Graphic Packaging Holding Co.	5,327,945
	Distributors — 2.2%
75,699	Genuine Parts Co.	11,787,848
133,041	LKQ Corp.	7,289,317
		19,077,165
	Diversified Telecommunication Services — 0.4%
105,730	Verizon Communications, Inc.	3,603,278
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 0.9%
51,285	AMETEK, Inc.	$8,133,801
	Electronic Equipment, Instruments & Components — 1.6%
70,917	Jabil, Inc.	7,848,384
37,832	Keysight Technologies, Inc.[1]	6,093,979
		13,942,363
	Energy Equipment & Services — 1.3%
322,277	Baker Hughes Co. Class A	11,534,294
	Entertainment — 1.0%
32,118	Electronic Arts, Inc.	4,379,290
9,561	Netflix, Inc.[1]	4,196,992
		8,576,282
	Financial Services — 3.4%
37,516	Fiserv, Inc.[1]	4,734,894
39,627	FleetCor Technologies, Inc.[1]	9,863,556
127,030	PayPal Holdings, Inc.[1]	9,631,415
387,720	Western Union Co.	4,722,430
		28,952,295
	Food Products — 1.6%
181,338	General Mills, Inc.	13,553,202
	Ground Transportation — 1.2%
311,958	CSX Corp.	10,394,441
	Health Care Providers & Services — 5.5%
64,060	Centene Corp.[1]	4,361,845
29,833	Cigna Group	8,803,718
107,690	CVS Health Corp.	8,043,366
28,142	Elevance Health, Inc.	13,272,612
14,493	Humana, Inc.	6,620,837
15,484	McKesson Corp.	6,230,762
		47,333,140
	Hotels, Restaurants & Leisure — 2.2%
3,422	Booking Holdings, Inc.[1]	10,166,077
72,628	Expedia Group, Inc.[1]	8,899,109
		19,065,186
	Household Durables — 1.5%
67,257	Lennar Corp. Class A	8,530,205
52,090	Toll Brothers, Inc.	4,184,390
		12,714,595
	Household Products — 1.1%
62,296	Procter & Gamble Co.	9,736,865
	Independent Power & Renewable Electricity Producer — 0.6%
176,192	Vistra Corp.	4,943,948
	Insurance — 1.5%
143,084	American International Group, Inc.	8,625,103
95,760	Unum Group	4,654,894
		13,279,997
	Interactive Media & Services — 2.3%
91,600	Alphabet, Inc. Class A1	12,157,152
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — (Continued)
23,347	Meta Platforms, Inc. Class A1	$7,438,354
		19,595,506
	IT Services — 3.2%
108,888	Akamai Technologies, Inc.[1]	10,289,916
94,782	Amdocs Ltd.	8,875,387
113,799	Okta, Inc.[1]	8,746,591
		27,911,894
	Machinery — 3.0%
61,544	PACCAR, Inc.	5,300,785
35,382	Parker-Hannifin Corp.	14,506,974
21,500	Snap-on, Inc.	5,857,460
		25,665,219
	Media — 4.9%
385,747	Comcast Corp. Class A	17,458,909
187,273	Fox Corp. Class A	6,264,282
129,912	Interpublic Group of Cos., Inc.	4,446,888
169,383	Omnicom Group, Inc.	14,333,189
		42,503,268
	Metals & Mining — 2.8%
85,923	Nucor Corp.	14,786,489
16,297	Reliance Steel & Aluminum Co.	4,772,739
39,346	Steel Dynamics, Inc.	4,193,497
		23,752,725
	Multi-Utilities — 1.0%
300,486	NiSource, Inc.	8,365,530
	Oil, Gas & Consumable Fuels — 4.1%
38,576	ConocoPhillips	4,541,167
90,786	HF Sinclair Corp.	4,729,043
126,966	Marathon Petroleum Corp.	16,889,017
81,299	Phillips 66	9,068,903
		35,228,130
	Pharmaceuticals — 2.0%
72,310	Bristol-Myers Squibb Co.	4,496,959
77,428	Merck & Co., Inc.	8,257,696
136,768	Royalty Pharma PLC Class A	4,291,780
		17,046,435
	Real Estate Management & Development — 0.6%
60,139	CBRE Group, Inc. Class A1	5,010,180
	Semiconductors & Semiconductor Equipment — 6.3%
59,075	Applied Materials, Inc.	8,955,179
29,628	KLA Corp.	15,227,311
23,965	NXP Semiconductors NV	5,343,716
169,487	ON Semiconductor Corp.[1]	18,262,224
62,109	Qorvo, Inc.[1]	6,833,232
		54,621,662
	Software — 8.7%
33,375	Adobe, Inc.[1]	18,228,424
19,658	Autodesk, Inc.[1]	4,167,299
150,707	DocuSign, Inc.[1]	8,111,051
534,125	Dropbox, Inc. Class A1	14,394,669
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
218,385	Fortinet, Inc.[1]	$16,972,882
486,444	UiPath, Inc. Class A1,2	8,794,908
19,719	Workday, Inc. Class A1	4,675,966
		75,345,199
	Specialized REITs — 2.9%
13,269	Equinix, Inc.	10,746,829
39,273	Lamar Advertising Co. Class A	3,876,245
36,452	Public Storage	10,270,351
		24,893,425
	Specialty Retail — 2.5%
60,468	Ross Stores, Inc.	6,932,051
79,288	TJX Cos., Inc.	6,860,791
17,880	Ulta Beauty, Inc.[1]	7,953,024
		21,745,866
	Technology Hardware, Storage & Peripherals — 3.3%
709,260	Hewlett Packard Enterprise Co.	12,326,939
134,482	HP, Inc.	4,415,044
316,854	Pure Storage, Inc. Class A1	11,720,429
		28,462,412
	Textiles, Apparel & Luxury Goods — 1.0%
191,327	Tapestry, Inc.	8,255,760
	TOTAL COMMON STOCKS (Cost $644,429,762)	860,357,236
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$2,916,709	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $2,916,839, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $3,412,700, coupon rate of 1.375%, due 10/31/2028, market value of $2,975,048)	2,916,709
	TOTAL REPURCHASE AGREEMENT (Cost $2,916,709)	2,916,709
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.5%
4,638,438	State Street Navigator Securities Lending Government Money Market Portfolio[3]	4,638,438
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,638,438)	4,638,438
TOTAL INVESTMENTS (Cost $651,984,909)	100.6%	$867,912,383
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(5,212,127)
NET ASSETS	100.0%	$862,700,256

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Air Freight & Logistics — 1.0%
173,283	Expeditors International of Washington, Inc.	$22,058,926
	Beverages — 1.3%
470,190	Coca-Cola Co.	29,118,867
	Biotechnology — 5.4%
73,157	Amgen, Inc.	17,129,711
72,589	Regeneron Pharmaceuticals, Inc.[1]	53,854,505
136,576	Vertex Pharmaceuticals, Inc.[1]	48,121,188
		119,105,404
	Broadline Retail — 2.0%
960,330	eBay, Inc.	42,744,288
	Building Products — 1.3%
139,872	Trane Technologies PLC	27,896,072
	Capital Markets — 0.5%
99,989	Intercontinental Exchange, Inc.	11,478,737
	Communications Equipment — 2.6%
362,390	Arista Networks, Inc.[1]	56,203,065
	Construction Materials — 0.5%
59,404	Eagle Materials, Inc.	10,952,316
	Consumer Staples Distribution & Retail — 1.4%
462,399	BJ’s Wholesale Club Holdings, Inc.[1]	30,661,678
	Containers & Packaging — 0.5%
450,722	Graphic Packaging Holding Co.	10,907,472
	Distributors — 1.9%
267,408	Genuine Parts Co.	41,640,774
	Electronic Equipment, Instruments & Components — 8.7%
704,991	Amphenol Corp. Class A	62,257,755
86,971	Arrow Electronics, Inc.[1]	12,396,847
58,012	CDW Corp.	10,852,305
523,203	Jabil, Inc.	57,902,876
286,514	Keysight Technologies, Inc.[1]	46,151,675
		189,561,458
	Entertainment — 4.4%
248,058	Electronic Arts, Inc.	33,822,708
97,481	Netflix, Inc.[1]	42,791,235
1,430,223	Warner Bros Discovery, Inc.[1]	18,693,015
		95,306,958
	Financial Services — 3.8%
102,951	Fiserv, Inc.[1]	12,993,446
275,944	PayPal Holdings, Inc.[1]	20,922,074
204,067	Visa, Inc. Class A	48,512,848
		82,428,368
	Ground Transportation — 0.6%
385,904	CSX Corp.	12,858,321
	Health Care Equipment & Supplies — 0.5%
92,445	Abbott Laboratories	10,291,902
	Health Care Providers & Services — 4.1%
52,263	Elevance Health, Inc.	24,648,799
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
91,650	Humana, Inc.	$41,868,469
47,916	UnitedHealth Group, Inc.	24,263,225
		90,780,493
	Hotels, Restaurants & Leisure — 3.9%
224,959	Airbnb, Inc. Class A1	34,236,510
11,643	Booking Holdings, Inc.[1]	34,589,024
141,022	Expedia Group, Inc.[1]	17,279,426
		86,104,960
	Household Durables — 1.9%
319,651	Lennar Corp. Class A	40,541,336
	Household Products — 2.2%
146,588	Colgate-Palmolive Co.	11,178,801
78,003	Kimberly-Clark Corp.	10,070,187
174,487	Procter & Gamble Co.	27,272,318
		48,521,306
	Insurance — 0.7%
77,763	Marsh & McLennan Cos., Inc.	14,652,104
	Interactive Media & Services — 5.3%
447,682	Alphabet, Inc. Class A1	59,416,355
175,799	Meta Platforms, Inc. Class A1	56,009,561
		115,425,916
	IT Services — 6.9%
160,078	Accenture PLC Class A	50,640,676
134,224	Gartner, Inc.[1]	47,460,264
295,872	Snowflake, Inc. Class A1	52,579,413
		150,680,353
	Machinery — 0.8%
86,297	Lincoln Electric Holdings, Inc.	17,320,671
	Media — 1.0%
119,854	Nexstar Media Group, Inc.	22,379,139
	Oil, Gas & Consumable Fuels — 1.0%
336,239	ONEOK, Inc.	22,541,463
	Pharmaceuticals — 1.0%
201,393	Merck & Co., Inc.	21,478,563
	Professional Services — 2.1%
95,058	Automatic Data Processing, Inc.	23,504,041
187,502	Paychex, Inc.	23,525,876
		47,029,917
	Semiconductors & Semiconductor Equipment — 9.7%
311,667	Applied Materials, Inc.	47,245,601
122,318	KLA Corp.	62,865,336
363,638	Lattice Semiconductor Corp.[1]	33,069,240
640,367	ON Semiconductor Corp.[1]	68,999,544
		212,179,721
	Software — 12.6%
234,571	Cadence Design Systems, Inc.[1]	54,891,960
209,148	DocuSign, Inc.[1]	11,256,345
620,591	Fortinet, Inc.[1]	48,232,332
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
182,355	Microsoft Corp.	$61,256,692
134,453	Synopsys, Inc.[1]	60,745,865
615,927	UiPath, Inc. Class A1,2	11,135,960
114,167	Workday, Inc. Class A1	27,072,421
		274,591,575
	Specialized REITs — 1.0%
14,126	Equinix, Inc.	11,440,930
34,023	Public Storage	9,585,980
		21,026,910
	Specialty Retail — 6.5%
203,836	Best Buy Co., Inc.	16,928,580
211,978	Lowe’s Cos., Inc.	49,660,086
97,978	Ross Stores, Inc.	11,232,198
538,624	TJX Cos., Inc.	46,607,134
40,186	Ulta Beauty, Inc.[1]	17,874,733
		142,302,731
	Technology Hardware, Storage & Peripherals — 1.5%
901,290	Pure Storage, Inc. Class A1	33,338,717
	Textiles, Apparel & Luxury Goods — 1.0%
489,999	Tapestry, Inc.	21,143,457
	TOTAL COMMON STOCKS (Cost $1,560,410,494)	2,175,253,938
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$8,284,964	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $8,285,332, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $9,881,600, coupon rate of 0.500%, due 10/31/2027, market value of $8,450,698)	8,284,964
	TOTAL REPURCHASE AGREEMENT (Cost $8,284,964)	8,284,964
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.3%
7,207,074	State Street Navigator Securities Lending Government Money Market Portfolio[3]	7,207,074
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,207,074)	7,207,074
TOTAL INVESTMENTS (Cost $1,575,902,532)	100.3%	$2,190,745,976
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(6,285,022)
NET ASSETS	100.0%	$2,184,460,954

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 100.0%
	Aerospace & Defense — 1.9%
155	General Dynamics Corp.	$34,655
	Automobile Components — 2.0%
439	BorgWarner, Inc.	20,414
82	Lear Corp.	12,690
87	Phinia, Inc.[1]	2,468
		35,572
	Automobiles — 0.4%
530	Ford Motor Co.	7,001
	Banks — 7.0%
593	Bank of America Corp.	18,976
216	Citigroup, Inc.	10,295
662	Citizens Financial Group, Inc.	21,356
205	Comerica, Inc.	11,062
163	East West Bancorp, Inc.	10,140
257	Fifth Third Bancorp	7,479
1,828	Regions Financial Corp.	37,236
278	Synovus Financial Corp.	9,424
		125,968
	Biotechnology — 4.4%
531	Gilead Sciences, Inc.	40,430
79	United Therapeutics Corp.[1]	19,175
56	Vertex Pharmaceuticals, Inc.[1]	19,731
		79,336
	Broadline Retail — 1.6%
301	eBay, Inc.	13,398
877	Macy’s, Inc.	14,549
		27,947
	Building Products — 3.1%
431	Carrier Global Corp.	25,666
204	Johnson Controls International PLC	14,188
117	Owens Corning	16,379
		56,233
	Capital Markets — 2.9%
204	CME Group, Inc.	40,588
208	Nasdaq, Inc.	10,502
		51,090
	Chemicals — 1.7%
274	Dow, Inc.	15,473
151	LyondellBasell Industries NV Class A	14,928
		30,401
	Communications Equipment — 1.6%
534	Cisco Systems, Inc.	27,789
	Consumer Finance — 3.5%
230	Capital One Financial Corp.	26,914
1,031	Synchrony Financial	35,611
		62,525
	Consumer Staples Distribution & Retail — 1.7%
611	Kroger Co.	29,719
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Distributors — 0.5%
166	LKQ Corp.	$9,095
	Electric Utilities — 0.5%
242	NRG Energy, Inc.	9,194
	Financial Services — 3.1%
1,290	MGIC Investment Corp.	21,595
250	Voya Financial, Inc.	18,565
1,214	Western Union Co.	14,786
		54,946
	Food Products — 3.8%
371	Archer-Daniels-Midland Co.	31,520
247	Conagra Brands, Inc.	8,104
261	General Mills, Inc.	19,507
269	Kraft Heinz Co.	9,733
		68,864
	Ground Transportation — 2.1%
1,131	CSX Corp.	37,685
	Health Care Providers & Services — 6.4%
149	Centene Corp.[1]	10,146
414	CVS Health Corp.	30,922
67	Elevance Health, Inc.	31,599
57	Humana, Inc.	26,039
41	McKesson Corp.	16,498
		115,204
	Hotels, Restaurants & Leisure — 0.6%
127	Wyndham Hotels & Resorts, Inc.	9,896
	Household Durables — 1.0%
225	Toll Brothers, Inc.	18,074
	Household Products — 2.2%
248	Procter & Gamble Co.	38,762
	Independent Power & Renewable Electricity Producer — 1.1%
931	AES Corp.	20,138
	Insurance — 3.3%
579	American International Group, Inc.	34,902
118	Hartford Financial Services Group, Inc.	8,482
320	Unum Group	15,555
		58,939
	IT Services — 2.7%
194	Akamai Technologies, Inc.[1]	18,333
144	Amdocs Ltd.	13,484
264	Cognizant Technology Solutions Corp. Class A	17,432
		49,249
	Machinery — 4.3%
196	PACCAR, Inc.	16,881
72	Parker-Hannifin Corp.	29,521
81	Snap-on, Inc.	22,068
97	Timken Co.	9,007
		77,477
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 5.8%
1,039	Comcast Corp. Class A	$47,025
255	Fox Corp. Class A	8,530
818	Interpublic Group of Cos., Inc.	28,000
248	Omnicom Group, Inc.	20,986
		104,541
	Metals & Mining — 3.6%
229	Nucor Corp.	39,409
86	Reliance Steel & Aluminum Co.	25,186
		64,595
	Multi-Utilities — 2.4%
511	NiSource, Inc.	14,226
465	Public Service Enterprise Group, Inc.	29,351
		43,577
	Oil, Gas & Consumable Fuels — 9.0%
359	ConocoPhillips	42,262
558	Coterra Energy, Inc.	15,367
365	Marathon Petroleum Corp.	48,552
234	Ovintiv, Inc.	10,785
155	Phillips 66	17,290
217	Valero Energy Corp.	27,974
		162,230
	Pharmaceuticals — 3.9%
562	Bristol-Myers Squibb Co.	34,951
243	Merck & Co., Inc.	25,916
280	Royalty Pharma PLC Class A	8,786
		69,653
	Professional Services — 0.5%
96	Leidos Holdings, Inc.	8,979
	Real Estate Management & Development — 1.1%
239	CBRE Group, Inc. Class A1	19,911
	Retail REITs — 1.6%
475	Realty Income Corp.	28,961
	Semiconductors & Semiconductor Equipment — 3.5%
99	Microchip Technology, Inc.	9,300
298	ON Semiconductor Corp.[1]	32,110
200	Qorvo, Inc.[1]	22,004
		63,414
	Specialized REITs — 2.3%
223	CubeSmart	9,669
25	Equinix, Inc.	20,248
42	Public Storage	11,834
		41,751
	Technology Hardware, Storage & Peripherals — 0.9%
932	Hewlett Packard Enterprise Co.	16,198
	Textiles, Apparel & Luxury Goods — 1.5%
69	Ralph Lauren Corp. Class A	9,062
403	Tapestry, Inc.	17,389
		26,451
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Tobacco — 0.5%
184	Altria Group, Inc.	$8,357
	TOTAL COMMON STOCKS (Cost $1,427,788)	1,794,377
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$5,142	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $5,142, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $6,200, coupon rate of 0.500%, due 10/31/2027, market value of $5,302)	5,142
	TOTAL REPURCHASE AGREEMENT (Cost $5,142)	5,142
TOTAL INVESTMENTS (Cost $1,432,930)	100.3%	$1,799,519
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(5,820)
NET ASSETS	100.0%	$1,793,699

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 100.3%
	Aerospace & Defense — 0.9%
145	Moog, Inc. Class A	$15,289
	Automobile Components — 1.3%
598	Modine Manufacturing Co.[1]	22,461
	Automobiles — 0.8%
190	Winnebago Industries, Inc.	13,072
	Banks — 8.0%
583	Associated Banc-Corp.	11,048
381	Bancorp, Inc.[1]	14,440
519	Central Pacific Financial Corp.	9,467
363	Customers Bancorp, Inc.[1]	15,239
518	First Financial Bancorp	11,961
334	Hanmi Financial Corp.	6,346
260	Heartland Financial USA, Inc.	8,928
478	OFG Bancorp	16,008
331	Peoples Bancorp, Inc.	9,324
206	UMB Financial Corp.	14,626
1,658	Valley National Bancorp	17,011
		134,398
	Biotechnology — 5.0%
2,246	Atara Biotherapeutics, Inc.[1]	4,964
1,397	CareDx, Inc.[1]	15,241
271	Eagle Pharmaceuticals, Inc.[1]	5,626
1,525	Emergent BioSolutions, Inc.[1]	10,492
593	iTeos Therapeutics, Inc.[1]	8,337
7,718	Karyopharm Therapeutics, Inc.[1]	13,892
1,788	MacroGenics, Inc.[1]	8,529
2,228	Sutro Biopharma, Inc.[1]	9,959
664	uniQure NV1	6,886
		83,926
	Building Products — 1.1%
337	Quanex Building Products Corp.	9,483
504	Resideo Technologies, Inc.[1]	9,435
		18,918
	Capital Markets — 0.7%
1,731	WisdomTree, Inc.	12,048
	Commercial Services & Supplies — 1.6%
128	ABM Industries, Inc.	5,924
859	GEO Group, Inc.[1,2]	6,417
1,550	Interface, Inc.	15,143
		27,484
	Communications Equipment — 2.1%
181	Digi International, Inc.[1]	7,589
519	Harmonic, Inc.[1]	7,743
2,771	Infinera Corp.[1,2]	12,470
281	NetScout Systems, Inc.[1]	7,854
		35,656
	Construction & Engineering — 3.5%
135	Comfort Systems USA, Inc.	23,486
89	MYR Group, Inc.[1]	12,688
370	Sterling Infrastructure, Inc.[1]	22,196
		58,370
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Consumer Finance — 1.0%
1,789	EZCORP, Inc. Class A1	$16,208
	Consumer Staples Distribution & Retail — 1.6%
146	Andersons, Inc.	7,127
483	Sprouts Farmers Market, Inc.[1]	18,958
		26,085
	Diversified Consumer Services — 1.2%
520	Chegg, Inc.[1]	5,267
375	Stride, Inc.[1]	14,329
		19,596
	Diversified REITs — 0.7%
938	Armada Hoffler Properties, Inc.	11,650
	Diversified Telecommunication Services — 1.3%
570	Bandwidth, Inc. Class A1	8,635
883	Ooma, Inc.[1]	13,245
		21,880
	Electric Utilities — 0.8%
221	ALLETE, Inc.	12,692
	Electrical Equipment — 0.8%
142	Belden, Inc.	13,723
	Electronic Equipment, Instruments & Components — 0.9%
230	Sanmina Corp.[1]	14,136
	Energy Equipment & Services — 0.9%
887	Liberty Energy, Inc.	14,609
	Financial Services — 3.7%
332	A-Mark Precious Metals, Inc.	13,542
502	Enact Holdings, Inc.	13,655
1	Paysafe Ltd.[1]	12
540	Radian Group, Inc.	14,542
1,383	StoneCo Ltd. Class A1	20,040
		61,791
	Food Products — 0.8%
255	Hostess Brands, Inc.[1]	6,130
200	Simply Good Foods Co.[1]	7,742
		13,872
	Gas Utilities — 1.1%
294	Northwest Natural Holding Co.	12,633
85	Spire, Inc.	5,404
		18,037
	Ground Transportation — 0.9%
666	RXO, Inc.[1]	14,685
	Health Care Equipment & Supplies — 3.2%
2,513	Cerus Corp.[1]	7,715
489	Inogen, Inc.[1]	3,995
277	LivaNova PLC[1]	16,191
589	Orthofix Medical, Inc.[1]	11,597
609	Varex Imaging Corp.[1]	14,184
		53,682
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 1.0%
275	Cross Country Healthcare, Inc.[1]	$7,095
609	PetIQ, Inc.[1]	10,195
		17,290
	Health Care Technology — 2.0%
1,700	Health Catalyst, Inc.[1]	23,851
766	Veradigm, Inc.[1]	10,356
		34,207
	Hotel & Resort REITs — 2.1%
1,325	DiamondRock Hospitality Co.	11,263
1,133	RLJ Lodging Trust	11,670
1,212	Sunstone Hotel Investors, Inc.	12,350
		35,283
	Hotels, Restaurants & Leisure — 1.8%
611	Accel Entertainment, Inc. Class A1	6,966
687	International Game Technology PLC	23,241
		30,207
	Household Durables — 4.4%
239	Beazer Homes USA, Inc.[1]	8,038
288	MDC Holdings, Inc.	14,769
115	Skyline Champion Corp.[1]	8,011
476	Taylor Morrison Home Corp.[1]	23,048
629	Tri Pointe Homes, Inc.[1]	20,052
		73,918
	Household Products — 0.8%
348	Central Garden & Pet Co. Class A1	13,301
	Independent Power & Renewable Electricity Producer — 0.6%
381	Clearway Energy, Inc. Class C	10,062
	Industrial REITs — 1.0%
61	EastGroup Properties, Inc.	10,808
181	STAG Industrial, Inc.	6,570
		17,378
	Insurance — 0.9%
2,683	Genworth Financial, Inc. Class A1	15,722
	Interactive Media & Services — 1.6%
594	Cargurus, Inc.[1]	13,460
3,245	Vimeo, Inc.[1]	13,369
		26,829
	IT Services — 1.0%
710	Hackett Group, Inc.	16,507
	Life Sciences Tools & Services — 2.4%
1,794	AbCellera Biologics, Inc.[1]	13,867
1,033	Quanterix Corp.[1]	25,660
		39,527
	Machinery — 1.7%
174	Columbus McKinnon Corp.	7,367
804	Manitowoc Co., Inc.[1]	14,569
110	Terex Corp.	6,449
		28,385
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Marine Transportation — 0.7%
3,435	Safe Bulkers, Inc.	$11,439
	Media — 0.6%
560	TEGNA, Inc.	9,464
	Metals & Mining — 5.2%
420	Commercial Metals Co.	24,033
910	Constellium SE1	17,372
351	Olympic Steel, Inc.	19,582
776	TimkenSteel Corp.[1]	18,081
165	Warrior Met Coal, Inc.	7,301
		86,369
	Oil, Gas & Consumable Fuels — 7.4%
848	Ardmore Shipping Corp.	11,940
706	CVR Energy, Inc.	25,938
280	Excelerate Energy, Inc. Class A	5,942
590	Par Pacific Holdings, Inc.[1]	18,573
537	PBF Energy, Inc. Class A	25,475
239	Scorpio Tankers, Inc.	11,243
572	Teekay Tankers Ltd. Class A	24,945
		124,056
	Personal Care Products — 0.9%
947	Herbalife Ltd.[1]	15,379
	Pharmaceuticals — 2.5%
4,365	Amneal Pharmaceuticals, Inc.[1]	13,968
763	Collegium Pharmaceutical, Inc.[1]	17,366
365	Supernus Pharmaceuticals, Inc.[1]	11,202
		42,536
	Professional Services — 1.7%
2,811	Conduent, Inc.[1]	9,726
314	Heidrick & Struggles International, Inc.	8,563
202	Korn Ferry	10,641
		28,930
	Real Estate Management & Development — 0.7%
1,097	Cushman & Wakefield PLC[1]	10,784
	Semiconductors & Semiconductor Equipment — 3.1%
81	Diodes, Inc.[1]	7,654
192	Kulicke & Soffa Industries, Inc.	11,497
957	Photronics, Inc.[1]	25,313
259	Veeco Instruments, Inc.[1]	7,293
		51,757
	Software — 4.7%
444	Box, Inc. Class A1	13,875
67	InterDigital, Inc.	6,210
107	Progress Software Corp.	6,426
499	Q2 Holdings, Inc.[1]	17,700
146	Xperi, Inc.[1]	1,916
2,659	Yext, Inc.[1]	25,845
634	Zuora, Inc. Class A1	7,437
		79,409
	Specialized REITs — 0.7%
740	Outfront Media, Inc.	11,440
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 2.9%
354	Abercrombie & Fitch Co. Class A1	$14,022
627	Guess?, Inc.	13,161
239	MarineMax, Inc.[1]	9,639
300	Urban Outfitters, Inc.[1]	10,911
		47,733
	Trading Companies & Distributors — 4.0%
120	GMS, Inc.[1]	8,843
1,707	NOW, Inc.[1]	19,443
215	Rush Enterprises, Inc. Class A	13,906
143	WESCO International, Inc.	25,106
		67,298
	TOTAL COMMON STOCKS (Cost $1,340,955)	1,679,478
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$3,366	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $3,366, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $3,800, coupon rate of 1.625%, due 10/31/2026, market value of $3,493)	3,366
	TOTAL REPURCHASE AGREEMENT (Cost $3,366)	3,366
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
6,657	State Street Navigator Securities Lending Government Money Market Portfolio[3]	6,657
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,657)	6,657
TOTAL INVESTMENTS (Cost $1,350,978)	100.9%	$1,689,501
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(15,670)
NET ASSETS	100.0%	$1,673,831

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.3%
	Japan — 20.3%
5,000	Asahi Group Holdings Ltd.	$196,640
3,200	Daito Trust Construction Co. Ltd.	343,922
33,000	ENEOS Holdings, Inc.	119,553
16,200	Honda Motor Co. Ltd.	513,904
26,300	Japan Post Holdings Co. Ltd.	192,076
17,600	Japan Tobacco, Inc.	390,066
6,000	KDDI Corp.	176,586
26,700	Marubeni Corp.	471,729
9,500	Mitsubishi Estate Co. Ltd.	115,991
15,900	Mitsui & Co. Ltd.	619,280
29,200	Panasonic Holdings Corp.	361,241
7,800	SBI Holdings, Inc.	164,454
13,200	Sekisui House Ltd.	268,983
15,000	Shin-Etsu Chemical Co. Ltd.	493,340
12,800	SUMCO Corp.	186,244
5,500	Sumitomo Corp.	117,798
13,700	Yokogawa Electric Corp.	256,782
		4,988,589
	France — 13.9%
3,100	Accor SA	116,876
16,300	AXA SA	501,274
600	Capgemini SE	108,752
9,400	Carrefour SA	187,999
7,936	Danone SA	484,534
3,600	Edenred	233,850
1,600	Eiffage SA	166,456
5,595	Publicis Groupe SA	451,658
2,700	Renault SA	118,464
2,782	Sanofi	296,980
14,600	Societe Generale SA	396,743
1,900	Sodexo SA	194,992
1,300	Vinci SA	152,626
		3,411,204
	United Kingdom — 10.1%
28,000	BAE Systems PLC	334,687
57,300	BP PLC	355,179
15,000	Burberry Group PLC	427,933
23,783	GSK PLC	422,606
15,000	HSBC Holdings PLC	124,414
2,700	Reckitt Benckiser Group PLC	202,289
5,300	Shell PLC	160,929
5,512	Unilever PLC, ADR	296,160
168,700	Vodafone Group PLC	161,142
		2,485,339
	Canada — 9.1%
11,400	ARC Resources Ltd.	172,212
8,200	Barrick Gold Corp.	141,657
1,000	Canadian National Railway Co.	121,215
3,600	CGI, Inc.[1]	365,829
4,700	Dollarama, Inc.	309,591
5,900	Manulife Financial Corp.	117,942
2,700	Royal Bank of Canada	267,676
5,500	Sun Life Financial, Inc.	289,463
7,100	Toronto-Dominion Bank	468,218
		2,253,803
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Germany — 6.0%
2,900	Bayerische Motoren Werke AG	$353,483
1,400	Deutsche Boerse AG	268,300
5,700	Deutsche Telekom AG	124,353
1,500	Heidelberg Materials AG	121,550
13,900	Infineon Technologies AG	611,322
		1,479,008
	Switzerland — 5.9%
4,700	Holcim Ltd.[1]	326,610
1,400	Kuehne & Nagel International AG	437,314
3,400	Logitech International SA	239,702
4,200	Novartis AG	438,615
		1,442,241
	Australia — 5.0%
25,500	BlueScope Steel Ltd.	374,083
37,500	Brambles Ltd.	354,406
2,400	Cochlear Ltd.	385,577
600	CSL Ltd.	108,219
		1,222,285
	Sweden — 4.3%
4,800	Assa Abloy AB Class B	115,367
7,900	Essity AB Class B	195,804
13,200	Swedbank AB Class A	241,957
23,000	Volvo AB Class B	507,025
		1,060,153
	Spain — 3.8%
14,000	Endesa SA	299,933
22,417	Iberdrola SA	279,872
9,100	Industria de Diseno Textil SA	348,290
2,624	Telefonica SA	11,185
		939,280
	Denmark — 3.5%
3,800	Novo Nordisk AS Class B	612,382
2,400	Pandora AS	240,234
		852,616
	Singapore — 2.5%
9,600	DBS Group Holdings Ltd.	247,337
34,200	Singapore Exchange Ltd.	249,733
5,700	United Overseas Bank Ltd.	129,024
		626,094
	Israel — 2.0%
25,300	Bank Hapoalim BM	224,880
18,600	Bank Leumi Le-Israel BM	148,581
20,500	Israel Discount Bank Ltd. Class A	108,671
		482,132
	Ireland — 1.7%
7,000	CRH PLC	416,997
	Netherlands — 1.6%
11,700	Koninklijke Ahold Delhaize NV	403,741
	Portugal — 1.6%
30,000	Galp Energia SGPS SA	399,119
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Belgium — 1.5%
4,100	UCB SA	$362,980
	New Zealand — 1.4%
110,900	Spark New Zealand Ltd.	356,798
	China — 1.3%
105,700	BOC Hong Kong Holdings Ltd.	321,211
	Austria — 1.0%
14,200	Mondi PLC[2]	248,843
	United States — 0.8%
11,700	Tenaris SA	194,635
	TOTAL COMMON STOCKS (Cost $20,557,928)	23,947,068
Face Amount
REPURCHASE AGREEMENT*—0.7%
$165,551	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $165,559, due 8/1/23, (collateralized by a a U.S. Treasury Note with a par value of $183,800, coupon rate of 1.625%, due 10/31/2026, market value of $168,945)	165,551
	TOTAL REPURCHASE AGREEMENT (Cost $165,551)	165,551
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.0%
256,750	State Street Navigator Securities Lending Government Money Market Portfolio[3]	256,750
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $256,750)	256,750
TOTAL INVESTMENTS (Cost $20,980,229)	99.0%	$24,369,369
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	242,661
NET ASSETS	100.0%	$24,612,030

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Automobiles — 2.4%
7,294	General Motors Co.	$279,871
8,321	Harley-Davidson, Inc.	321,274
		601,145
	Banks — 3.0%
8,427	Bank of America Corp.	269,664
23,006	Regions Financial Corp.	468,632
		738,296
	Biotechnology — 3.3%
2,144	Amgen, Inc.	502,018
1,223	Biogen, Inc.[1]	330,442
		832,460
	Broadline Retail — 0.5%
2,846	eBay, Inc.	126,675
	Building Products — 3.6%
4,515	Carrier Global Corp.	268,868
1,698	Fortune Brands Innovations, Inc.	120,677
1,779	Owens Corning	249,042
1,278	Trane Technologies PLC	254,885
		893,472
	Capital Markets — 2.9%
5,149	Bank of New York Mellon Corp.	233,559
1,789	CME Group, Inc.	355,939
2,453	Nasdaq, Inc.	123,852
		713,350
	Commercial Services & Supplies — 1.0%
1,705	Republic Services, Inc.	257,643
	Communications Equipment — 3.4%
1,383	Arista Networks, Inc.[1]	214,489
8,370	Cisco Systems, Inc.	435,575
7,146	Juniper Networks, Inc.	198,659
		848,723
	Construction & Engineering — 0.5%
1,351	AECOM	117,537
	Consumer Staples Distribution & Retail — 2.1%
1,356	Casey’s General Stores, Inc.	342,607
3,588	Kroger Co.	174,520
		517,127
	Containers & Packaging — 1.1%
10,908	Graphic Packaging Holding Co.	263,974
	Distributors — 2.3%
866	Genuine Parts Co.	134,854
7,788	LKQ Corp.	426,704
		561,558
	Electronic Equipment, Instruments & Components — 3.2%
4,223	Jabil, Inc.	467,359
2,114	Keysight Technologies, Inc.[1]	340,523
		807,882
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 0.6%
4,196	Baker Hughes Co. Class A	$150,175
	Entertainment — 1.6%
2,827	Electronic Arts, Inc.	385,461
	Financial Services — 4.5%
1,200	Fiserv, Inc.[1]	151,452
1,726	FleetCor Technologies, Inc.[1]	429,619
3,787	PayPal Holdings, Inc.[1]	287,130
20,602	Western Union Co.	250,932
		1,119,133
	Food Products — 2.3%
7,501	General Mills, Inc.	560,625
	Ground Transportation — 1.5%
11,138	CSX Corp.	371,118
	Health Care Providers & Services — 5.4%
1,352	AmerisourceBergen Corp.	252,689
1,026	Cigna Group	302,773
1,152	Elevance Health, Inc.	543,318
556	Humana, Inc.	253,997
		1,352,777
	Hotels, Restaurants & Leisure — 2.4%
199	Booking Holdings, Inc.[1]	591,189
	Household Products — 1.4%
2,264	Procter & Gamble Co.	353,863
	Insurance — 1.2%
5,003	American International Group, Inc.	301,581
	Interactive Media & Service — 1.4%
2,669	Alphabet, Inc. Class A1	354,230
	IT Services — 4.4%
4,096	Akamai Technologies, Inc.[1]	387,072
1,073	Gartner, Inc.[1]	379,402
4,323	Okta, Inc.[1]	332,266
		1,098,740
	Life Sciences Tools & Services — 0.5%
502	Danaher Corp.	128,040
	Media — 5.7%
8,960	Comcast Corp. Class A	405,530
14,762	Interpublic Group of Cos., Inc.	505,303
600	Nexstar Media Group, Inc.	112,032
4,608	Omnicom Group, Inc.	389,929
		1,412,794
	Metals & Mining — 2.6%
2,868	Nucor Corp.	493,554
1,450	Steel Dynamics, Inc.	154,541
		648,095
	Multi-Utilities — 2.1%
14,114	NiSource, Inc.	392,934
1,900	Public Service Enterprise Group, Inc.	119,928
		512,862
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 4.2%
7,494	EQT Corp.	$316,097
4,400	Marathon Petroleum Corp.	585,288
3,800	Williams Cos., Inc.	130,910
		1,032,295
	Pharmaceuticals — 2.8%
3,088	Merck & Co., Inc.	329,335
1,885	Zoetis, Inc.	354,550
		683,885
	Professional Services — 0.5%
542	Automatic Data Processing, Inc.	134,015
	Real Estate Management & Development — 1.9%
5,594	CBRE Group, Inc. Class A1	466,036
	Semiconductors & Semiconductor Equipment — 7.0%
1,751	Applied Materials, Inc.	265,434
2,071	NXP Semiconductors NV	461,792
5,820	ON Semiconductor Corp.[1]	627,105
2,520	Qorvo, Inc.[1]	277,250
800	Silicon Laboratories, Inc.[1]	119,312
		1,750,893
	Software — 6.9%
1,004	Adobe, Inc.[1]	548,355
1,643	Autodesk, Inc.[1]	348,299
3,300	DocuSign, Inc.[1]	177,606
15,725	Dropbox, Inc. Class A1	423,789
2,872	Fortinet, Inc.[1]	223,212
		1,721,261
	Specialized REITs — 1.5%
320	Equinix, Inc.	259,174
3,700	Weyerhaeuser Co.	126,022
		385,196
	Specialty Retail — 2.7%
2,906	TJX Cos., Inc.	251,456
941	Ulta Beauty, Inc.[1]	418,557
		670,013
	Technology Hardware, Storage & Peripherals — 1.4%
19,561	Hewlett Packard Enterprise Co.	339,970
	Textiles, Apparel & Luxury Goods — 2.2%
1,250	Ralph Lauren Corp. Class A	164,162
8,819	Tapestry, Inc.	380,540
		544,702
	Trading Companies & Distributors — 1.5%
2,359	Ferguson PLC	381,262
	TOTAL COMMON STOCKS (Cost $20,121,362)	24,730,053
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.6%
$139,756	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $139,762, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $166,700, coupon rate of 0.500%, due 10/31/2027, market value of $142,561)	$139,756
TOTAL REPURCHASE AGREEMENT (Cost $139,756)		139,756
TOTAL INVESTMENTS (Cost $20,261,118)	100.1%	$24,869,809
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(19,875)
NET ASSETS	100.0%	$24,849,934

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Automobile Components — 1.4%
6,200	BorgWarner, Inc.	$288,300
1,240	Phinia, Inc.[1]	35,179
		323,479
	Automobiles — 1.1%
6,337	General Motors Co.	243,151
	Banks — 2.0%
10,197	Bank of America Corp.	326,304
3,925	Truist Financial Corp.	130,388
		456,692
	Beverages — 0.7%
2,448	Coca-Cola Co.	151,605
	Biotechnology — 4.1%
1,956	Biogen, Inc.[1]	528,491
1,126	Vertex Pharmaceuticals, Inc.[1]	396,735
		925,226
	Broadline Retail — 2.0%
10,037	eBay, Inc.	446,747
	Building Products — 2.8%
2,451	Carrier Global Corp.	145,957
2,443	Trane Technologies PLC	487,232
		633,189
	Capital Markets — 5.0%
2,577	Bank of New York Mellon Corp.	116,893
2,550	CME Group, Inc.	507,348
4,416	Intercontinental Exchange, Inc.	506,957
		1,131,198
	Communications Equipment — 4.6%
2,891	Arista Networks, Inc.[1]	448,365
11,288	Cisco Systems, Inc.	587,428
		1,035,793
	Consumer Finance — 0.5%
3,619	Synchrony Financial	125,000
	Consumer Staples Distribution & Retail — 2.3%
983	Casey’s General Stores, Inc.	248,365
5,763	Kroger Co.	280,312
		528,677
	Containers & Packaging — 0.5%
4,674	Graphic Packaging Holding Co.	113,111
	Diversified Telecommunication Services — 0.7%
10,805	AT&T, Inc.	156,889
	Electrical Equipment — 2.5%
10,934	nVent Electric PLC	578,190
	Energy Equipment & Services — 0.5%
3,219	Baker Hughes Co. Class A	115,208
	Entertainment — 0.5%
835	Electronic Arts, Inc.	113,852
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — 2.1%
2,063	Fidelity National Information Services, Inc.	$124,564
4,560	PayPal Holdings, Inc.[1]	345,739
		470,303
	Food Products — 2.3%
5,098	General Mills, Inc.	381,025
1,834	Mondelez International, Inc. Class A	135,954
		516,979
	Health Care Providers & Services — 5.6%
1,165	AmerisourceBergen Corp.	217,739
4,921	Centene Corp.[1]	335,071
3,090	CVS Health Corp.	230,792
550	Elevance Health, Inc.	259,396
452	UnitedHealth Group, Inc.	228,879
		1,271,877
	Hotels, Restaurants & Leisure — 2.9%
225	Booking Holdings, Inc.[1]	668,430
	Household Products — 2.0%
2,924	Procter & Gamble Co.	457,021
	Independent Power & Renewable Electricity Producer — 0.5%
5,327	AES Corp.	115,223
	Insurance — 2.1%
3,016	American International Group, Inc.	181,804
6,100	Unum Group	296,521
		478,325
	Interactive Media & Service — 2.1%
1,504	Meta Platforms, Inc. Class A1	479,174
	IT Services — 1.9%
4,673	Amdocs Ltd.	437,580
	Machinery — 0.6%
330	Parker-Hannifin Corp.	135,303
	Media — 5.4%
4,719	Comcast Corp. Class A	213,582
11,116	Interpublic Group of Cos., Inc.	380,501
15,078	News Corp. Class A	298,846
4,063	Omnicom Group, Inc.	343,811
		1,236,740
	Metals & Mining — 1.3%
7,109	Newmont Corp.	305,118
	Multi-Utilities — 1.7%
5,635	CenterPoint Energy, Inc.	169,557
3,301	Public Service Enterprise Group, Inc.	208,359
		377,916
	Oil, Gas & Consumable Fuels — 4.8%
4,523	Marathon Petroleum Corp.	601,650
4,959	Ovintiv, Inc.	228,560
3,417	PDC Energy, Inc.	259,316
		1,089,526
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 3.3%
4,813	Merck & Co., Inc.	$513,307
7,309	Royalty Pharma PLC Class A	229,356
		742,663
	Professional Services — 1.1%
971	Automatic Data Processing, Inc.	240,089
	Semiconductors & Semiconductor Equipment — 5.7%
4,497	Applied Materials, Inc.	681,700
1,295	Lattice Semiconductor Corp.[1]	117,768
4,527	ON Semiconductor Corp.[1]	487,784
		1,287,252
	Software — 8.9%
2,170	Autodesk, Inc.[1]	460,018
6,330	DocuSign, Inc.[1]	340,681
22,498	Dropbox, Inc. Class A1	606,321
6,165	Gen Digital, Inc.	119,909
1,030	Salesforce, Inc.[1]	231,760
1,113	Workday, Inc. Class A1	263,926
		2,022,615
	Specialized REITs — 3.3%
487	Equinix, Inc.	394,431
10,692	Weyerhaeuser Co.	364,170
		758,601
	Specialty Retail — 3.6%
2,500	Dick’s Sporting Goods, Inc.	352,500
5,305	TJX Cos., Inc.	459,042
		811,542
	Technology Hardware, Storage & Peripherals — 4.1%
30,428	Hewlett Packard Enterprise Co.	528,839
5,024	NetApp, Inc.	391,922
		920,761
	Textiles, Apparel & Luxury Goods — 2.0%
10,401	Tapestry, Inc.	448,803
	Trading Companies & Distributors — 1.0%
1,396	Ferguson PLC	225,622
	TOTAL COMMON STOCKS (Cost $18,311,243)	22,575,470
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$140,001	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $140,007, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $155,400, coupon rate of 1.625%, due 10/31/2026, market value of $142,841)	140,001
	TOTAL REPURCHASE AGREEMENT (Cost $140,001)	140,001
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $18,451,244)	100.1%	$22,715,471
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(14,343)
NET ASSETS	100.0%	$22,701,128

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 96.4%
	Aerospace & Defense — 0.9%
9,620	Parsons Corp.[1,2]	$475,420
	Air Freight & Logistics — 0.8%
3,320	Expeditors International of Washington, Inc.	422,636
	Automobile Components — 1.2%
11,500	BorgWarner, Inc.	534,750
2,300	Phinia, Inc.[1]	65,251
		600,001
	Automobiles — 1.5%
19,720	Harley-Davidson, Inc.	761,389
	Banks — 2.6%
54,140	FNB Corp.	692,450
52,160	KeyCorp	642,090
		1,334,540
	Beverages — 0.7%
5,060	Molson Coors Beverage Co. Class B	353,036
	Broadline Retail — 1.2%
13,920	eBay, Inc.	619,579
	Building Products — 1.9%
16,320	Carrier Global Corp.[2]	971,856
	Capital Markets — 2.1%
12,500	Federated Hermes, Inc.	422,875
3,940	Interactive Brokers Group, Inc. Class A	344,080
10,120	Janus Henderson Group PLC	297,022
		1,063,977
	Communications Equipment — 1.5%
14,620	Cisco Systems, Inc.	760,825
	Construction & Engineering — 3.6%
7,300	AECOM[2]	635,100
5,660	EMCOR Group, Inc.[2]	1,217,127
		1,852,227
	Consumer Staples Distribution & Retail — 2.5%
11,420	Kroger Co.	555,469
18,660	Sprouts Farmers Market, Inc.[1]	732,405
		1,287,874
	Containers & Packaging — 0.9%
19,960	Graphic Packaging Holding Co.	483,032
	Distributors — 1.8%
17,300	LKQ Corp.	947,867
	Diversified Consumer Services — 0.5%
6,940	Stride, Inc.[1]	265,177
	Diversified Telecommunication Services — 0.5%
16,400	AT&T, Inc.	238,128
	Electric Utilities — 2.3%
9,740	Evergy, Inc.	584,108
3,600	Eversource Energy	260,388
4,120	Pinnacle West Capital Corp.	341,218
		1,185,714
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 5.3%
9,300	Jabil, Inc.	$1,029,231
15,740	Sanmina Corp.[1]	967,381
25,500	Vishay Intertechnology, Inc.	717,825
		2,714,437
	Energy Equipment & Services — 2.5%
18,080	Baker Hughes Co. Class A	647,083
40,440	Liberty Energy, Inc.	666,047
		1,313,130
	Financial Services — 1.6%
50,560	MGIC Investment Corp.	846,374
	Food Products — 2.6%
9,460	Archer-Daniels-Midland Co.	803,721
5,420	Cal-Maine Foods, Inc.	250,350
3,800	General Mills, Inc.	284,012
		1,338,083
	Gas Utilities — 0.5%
4,740	National Fuel Gas Co.	251,741
	Ground Transportation — 0.6%
8,820	CSX Corp.	293,882
	Health Care Equipment & Supplies — 0.5%
3,640	Merit Medical Systems, Inc.[1]	271,799
	Health Care Providers & Services — 2.2%
11,860	Centene Corp.[1]	807,547
4,300	CVS Health Corp.	321,167
		1,128,714
	Hotel & Resort REITs — 1.8%
39,880	Apple Hospitality REIT, Inc.[2]	618,140
16,340	Host Hotels & Resorts, Inc.[2]	300,656
		918,796
	Hotels, Restaurants & Leisure — 3.1%
7,520	Boyd Gaming Corp.	513,767
32,540	International Game Technology PLC	1,100,828
		1,614,595
	Household Durables — 1.0%
10,800	Taylor Morrison Home Corp.[1]	522,936
	Household Products — 1.2%
3,900	Procter & Gamble Co.	609,570
	Insurance — 5.5%
9,720	American Equity Investment Life Holding Co.[1,2]	521,672
12,520	American International Group, Inc.[2]	754,706
5,020	Arch Capital Group Ltd.[1,2]	390,004
4,000	Brown & Brown, Inc.[2]	281,800
18,120	Unum Group[2]	880,813
		2,828,995
	Interactive Media & Service — 0.7%
15,880	Cargurus, Inc.[1]	359,841
	IT Services — 1.6%
8,800	Amdocs Ltd.	824,032
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 0.6%
15,140	Avantor, Inc.[1]	$311,430
	Media — 5.1%
14,800	Comcast Corp. Class A	669,848
15,440	Fox Corp. Class A	516,468
16,300	Interpublic Group of Cos., Inc.	557,949
6,760	Omnicom Group, Inc.	572,031
18,740	TEGNA, Inc.	316,706
		2,633,002
	Metals & Mining — 3.4%
11,520	Commercial Metals Co.	659,174
3,680	Reliance Steel & Aluminum Co.	1,077,725
		1,736,899
	Multi-Utilities — 2.0%
19,600	NiSource, Inc.	545,664
8,040	Public Service Enterprise Group, Inc.	507,485
		1,053,149
	Oil, Gas & Consumable Fuels — 2.0%
7,580	Marathon Petroleum Corp.	1,008,292
	Pharmaceuticals — 2.2%
4,720	Bristol-Myers Squibb Co.	293,537
27,540	Elanco Animal Health, Inc.[1]	332,408
13,680	Perrigo Co. PLC	501,235
		1,127,180
	Professional Services — 3.9%
11,980	CBIZ, Inc.[1]	633,622
21,760	Genpact Ltd.	785,319
5,600	TriNet Group, Inc.[1]	589,288
		2,008,229
	Retail REITs — 3.3%
29,760	Brixmor Property Group, Inc.[2]	676,743
14,440	Kite Realty Group Trust[2]	330,387
10,760	Regency Centers Corp. REIT[2]	705,103
		1,712,233
	Semiconductors & Semiconductor Equipment — 2.5%
5,880	Diodes, Inc.[1]	555,601
16,240	Photronics, Inc.[1]	429,548
10,140	Veeco Instruments, Inc.[1]	285,543
		1,270,692
	Software — 5.2%
24,840	ACI Worldwide, Inc.[1]	576,040
13,220	Box, Inc. Class A1	413,125
25,100	Dropbox, Inc. Class A1	676,445
30,220	Gen Digital, Inc.	587,779
7,100	Progress Software Corp.	426,426
		2,679,815
	Specialized REITs — 2.3%
13,140	CubeSmart[2]	569,751
19,340	VICI Properties, Inc.[2]	608,823
		1,178,574
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 1.1%
6,480	TJX Cos., Inc.	$560,714
	Technology Hardware, Storage & Peripherals — 1.1%
15,760	Pure Storage, Inc. Class A1	582,962
	Textiles, Apparel & Luxury Goods — 2.6%
9,900	Skechers USA, Inc. Class A1	550,242
18,480	Tapestry, Inc.	797,412
		1,347,654
	Trading Companies & Distributors — 1.9%
14,780	Rush Enterprises, Inc. Class A2	955,970
	TOTAL COMMON STOCKS (Cost $36,072,862)	49,626,998
Face Amount
REPURCHASE AGREEMENT* — 2.3%
$1,162,774	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $1,162,826, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $1,290,400, coupon rate of 1.625%, due 10/31/2026, market value of $1,186,109)	1,162,774
	TOTAL REPURCHASE AGREEMENT (Cost $1,162,774)	1,162,774
TOTAL LONG INVESTMENTS (Cost $37,235,636)	98.7%	$50,789,772
Shares
COMMON STOCKS SOLD SHORT* — (65.5)%
	Aerospace & Defense — (1.7)%
(3,720)	Boeing Co.[1]	(888,522)
	Banks — (1.5)%
(11,420)	Glacier Bancorp, Inc.	(373,434)
(16,780)	Seacoast Banking Corp. of Florida	(414,634)
		(788,068)
	Beverages — (1.1)%
(1,560)	Boston Beer Co., Inc. Class A1	(579,446)
	Broadline Retail — (2.1)%
(4,000)	Amazon.com, Inc.[1]	(534,720)
(3,540)	Dollar Tree, Inc.[1]	(546,328)
		(1,081,048)
	Capital Markets — (2.8)%
(660)	FactSet Research Systems, Inc.	(287,126)
(6,120)	Morgan Stanley	(560,347)
(2,580)	Morningstar, Inc.	(594,639)
		(1,442,112)
	Chemicals — (3.1)%
(3,680)	Ecolab, Inc.	(673,955)
(2,540)	FMC Corp.	(244,424)
(4,480)	International Flavors & Fragrances, Inc.	(379,053)
(4,600)	Scotts Miracle-Gro Co.	(322,184)
		(1,619,616)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Commercial Services & Supplies — (2.4)%
(5,500)	Casella Waste Systems, Inc. Class A1	$(443,795)
(13,140)	Stericycle, Inc.[1]	(558,319)
(1,500)	Waste Management, Inc.	(245,685)
		(1,247,799)
	Construction & Engineering — (1.1)%
(4,740)	MasTec, Inc.[1]	(558,135)
	Consumer Staples Distribution & Retail — (1.0)%
(3,020)	Dollar General Corp.	(509,957)
	Diversified Consumer Services — (1.3)%
(6,840)	Bright Horizons Family Solutions, Inc.[1]	(663,685)
	Diversified REITs — (6.2)%
(4,420)	Digital Realty Trust, Inc.	(550,820)
(29,520)	Elme Communities	(479,700)
(27,160)	Healthcare Realty Trust, Inc. Class A	(530,435)
(19,700)	Healthpeak Properties, Inc.	(430,051)
(28,720)	Vornado Realty Trust	(645,626)
(6,480)	Welltower, Inc. REIT	(532,332)
		(3,168,964)
	Electric Utilities — (3.5)%
(5,700)	Constellation Energy Corp.	(550,905)
(8,300)	MGE Energy, Inc.	(665,992)
(8,320)	Southern Co.	(601,869)
		(1,818,766)
	Electrical Equipment — (1.6)%
(3,160)	Emerson Electric Co.	(288,666)
(3,360)	Regal Rexnord Corp.	(524,765)
		(813,431)
	Electronic Equipment, Instruments & Components — (3.4)%
(11,040)	Cognex Corp.	(603,005)
(1,500)	Teledyne Technologies, Inc.[1]	(576,795)
(1,800)	Zebra Technologies Corp. Class A1	(554,328)
		(1,734,128)
	Entertainment — (2.0)%
(3,560)	Take-Two Interactive Software, Inc.[1]	(544,467)
(5,660)	Walt Disney Co.[1]	(503,117)
		(1,047,584)
	Food Products — (2.0)%
(2,140)	J&J Snack Foods Corp.	(343,085)
(7,440)	McCormick & Co., Inc.	(665,731)
		(1,008,816)
	Ground Transportation — (1.2)%
(2,720)	Union Pacific Corp.	(631,094)
	Health Care Equipment & Supplies — (2.1)%
(11,140)	Baxter International, Inc.	(503,862)
(2,020)	Becton Dickinson & Co.	(562,813)
		(1,066,675)
	Hotels, Restaurants & Leisure — (2.7)%
(7,060)	Cracker Barrel Old Country Store, Inc.	(657,992)
(860)	Domino’s Pizza, Inc.	(341,196)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
(4,740)	Papa John’s International, Inc.	$(391,998)
		(1,391,186)
	Household Durables — (1.5)%
(29,400)	Newell Brands, Inc.	(328,104)
(27,080)	Sonos, Inc.[1]	(464,151)
		(792,255)
	Independent Power & Renewable Electricity Producer — (0.9)%
(5,520)	Ormat Technologies, Inc.	(448,776)
	Insurance — (5.7)%
(3,880)	Allstate Corp.	(437,198)
(4,800)	Cincinnati Financial Corp.	(516,384)
(11,700)	Kemper Corp.	(596,349)
(400)	Markel Group, Inc.[1]	(579,884)
(2,160)	Progressive Corp.	(272,117)
(8,740)	W R Berkley Corp.	(539,171)
		(2,941,103)
	Interactive Media & Service — (1.0)%
(7,000)	Ziff Davis, Inc.[1]	(507,640)
	Life Sciences Tools & Services — (0.3)%
(740)	Illumina, Inc.[1]	(142,191)
	Machinery — (0.9)%
(4,600)	Stanley Black & Decker, Inc.	(456,642)
	Oil, Gas & Consumable Fuels — (2.2)%
(25,300)	Antero Midstream Corp.	(302,082)
(3,660)	Hess Corp.	(555,332)
(4,360)	Occidental Petroleum Corp.	(275,247)
		(1,132,661)
	Professional Services — (1.3)%
(3,240)	Equifax, Inc.	(661,219)
	Semiconductors & Semiconductor Equipment — (1.4)%
(5,620)	Micron Technology, Inc.	(401,212)
(560)	Monolithic Power Systems, Inc.	(313,314)
		(714,526)
	Software — (3.5)%
(780)	ANSYS, Inc.[1]	(266,838)
(3,000)	Aspen Technology, Inc.[1]	(535,500)
(4,840)	Pegasystems, Inc.	(255,310)
(1,820)	Tyler Technologies, Inc.[1]	(721,866)
		(1,779,514)
	Specialty Retail — (1.4)%
(19,400)	Monro, Inc.	(711,010)
	Technology Hardware, Storage & Peripherals — (1.2)%
(14,360)	Western Digital Corp.[1]	(611,162)
	Trading Companies & Distributors — (0.5)%
(580)	United Rentals, Inc.	(269,514)
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Water Utilities — (0.9)%
(8,680)	California Water Service Group	$(460,214)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(39,053,394))		(33,687,459)
TOTAL SHORT INVESTMENTS (Proceeds $(39,053,394))	(65.5)%	$(33,687,459)
TOTAL INVESTMENTS (Cost $(1,817,758))	33.2%	$17,102,313
OTHER ASSETS IN EXCESS OF LIABILITIES	66.8	34,348,731
NET ASSETS	100.0%	$51,451,044

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $7,695,267.
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 128.5%
	Aerospace & Defense — 0.6%
4,940	Parsons Corp.[1,2]	$244,135
	Automobile Components — 1.2%
9,780	BorgWarner, Inc.	454,770
1,956	Phinia, Inc.[1]	55,492
		510,262
	Automobiles — 1.3%
40,400	Ford Motor Co.[2]	533,684
	Banks — 3.7%
22,500	First Horizon Corp.	306,675
52,540	FNB Corp.	671,986
42,160	KeyCorp[2]	518,990
		1,497,651
	Beverages — 0.6%
3,680	Coca-Cola Co.[2]	227,902
	Biotechnology — 1.3%
26,600	Exelixis, Inc.[1]	524,286
	Broadline Retail — 2.8%
13,900	eBay, Inc.[2]	618,689
32,700	Macy’s, Inc.	542,493
		1,161,182
	Building Products — 2.1%
14,660	Carrier Global Corp.[2]	873,003
	Capital Markets — 3.0%
15,600	Federated Hermes, Inc.	527,748
5,800	Interactive Brokers Group, Inc. Class A2	506,514
4,140	Nasdaq, Inc.[2]	209,029
		1,243,291
	Communications Equipment — 2.6%
13,020	Cisco Systems, Inc.[2]	677,561
14,120	Juniper Networks, Inc.	392,536
		1,070,097
	Construction & Engineering — 3.0%
5,760	EMCOR Group, Inc.[2]	1,238,630
	Consumer Staples Distribution & Retail — 3.1%
12,700	Kroger Co.	617,728
16,400	Sprouts Farmers Market, Inc.[1,3]	643,700
		1,261,428
	Containers & Packaging — 0.7%
11,520	Graphic Packaging Holding Co.[2]	278,784
	Distributors — 1.9%
14,560	LKQ Corp.[2]	797,742
	Diversified Consumer Services — 0.5%
5,520	Stride, Inc.[1,2]	210,919
	Diversified REITs — 0.5%
8,620	Essential Properties Realty Trust, Inc. REIT	211,621
	Electric Utilities — 1.3%
4,520	Pinnacle West Capital Corp.[2]	374,346
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
3,300	Portland General Electric Co.	$157,311
		531,657
	Electrical Equipment — 1.3%
10,300	nVent Electric PLC[2]	544,664
	Electronic Equipment, Instruments & Components — 2.5%
11,760	Sanmina Corp.[1]	722,770
9,700	Vontier Corp.	300,021
		1,022,791
	Energy Equipment & Services — 2.8%
13,960	Baker Hughes Co. Class A2	499,628
40,300	Liberty Energy, Inc.	663,741
		1,163,369
	Entertainment — 1.4%
4,320	Electronic Arts, Inc.	589,032
	Financial Services — 4.1%
5,740	Essent Group Ltd.	284,704
52,320	MGIC Investment Corp.	875,837
43,300	Western Union Co.	527,394
		1,687,935
	Food Products — 3.9%
2,600	Archer-Daniels-Midland Co.[2]	220,896
7,660	Cal-Maine Foods, Inc.[2]	353,816
11,380	Darling Ingredients, Inc.[1,2]	788,065
3,360	General Mills, Inc.[2]	251,126
		1,613,903
	Gas Utilities — 1.0%
7,460	National Fuel Gas Co.	396,201
	Ground Transportation — 2.1%
18,140	CSX Corp.[2]	604,425
11,200	RXO, Inc.[1]	246,960
		851,385
	Health Care Equipment & Supplies — 2.8%
15,620	Envista Holdings Corp.[1]	537,484
8,420	Merit Medical Systems, Inc.[1]	628,722
		1,166,206
	Health Care Providers & Services — 3.2%
7,780	Centene Corp.[1,2]	529,740
2,548	Molina Healthcare, Inc.[1,2]	775,841
		1,305,581
	Hotel & Resort REITs — 0.6%
12,840	Host Hotels & Resorts, Inc.[2]	236,256
	Hotels, Restaurants & Leisure — 2.7%
32,660	International Game Technology PLC[2,3]	1,104,888
	Household Durables — 2.7%
22,480	Taylor Morrison Home Corp.[1]	1,088,482
	Household Products — 1.0%
2,620	Procter & Gamble Co.[2]	409,506
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 4.1%
9,920	Arch Capital Group Ltd.[1,2]	$770,685
2,960	Brown & Brown, Inc.[2]	208,532
14,880	Unum Group[2]	723,317
		1,702,534
	IT Services — 2.5%
2,720	Akamai Technologies, Inc.[1,2]	257,040
8,000	Amdocs Ltd.[2]	749,120
		1,006,160
	Life Sciences Tools & Services — 1.3%
25,560	Avantor, Inc.[1]	525,769
	Machinery — 3.1%
42,100	Gates Industrial Corp. PLC[1,2]	573,402
3,940	Hillenbrand, Inc.[2]	204,644
5,820	PACCAR, Inc.[2]	501,276
		1,279,322
	Media — 5.8%
17,600	Comcast Corp. Class A2	796,576
9,960	Fox Corp. Class A	333,162
15,820	Interpublic Group of Cos., Inc.	541,519
8,480	Omnicom Group, Inc.	717,577
		2,388,834
	Metals & Mining — 3.5%
11,960	Commercial Metals Co.	684,351
2,546	Reliance Steel & Aluminum Co.[2]	745,622
		1,429,973
	Multi-Utilities — 2.0%
22,020	NiSource, Inc.[2]	613,037
3,220	Public Service Enterprise Group, Inc.[2]	203,246
		816,283
	Oil, Gas & Consumable Fuels — 3.4%
12,640	EQT Corp.[2]	533,155
6,620	Marathon Petroleum Corp.[2]	880,593
		1,413,748
	Passenger Airlines — 0.6%
4,800	Alaska Air Group, Inc.[1,2]	233,424
	Personal Care Products — 1.9%
6,540	elf Beauty, Inc.[1]	763,349
	Pharmaceuticals — 5.3%
10,160	Amphastar Pharmaceuticals, Inc.[1]	616,610
8,180	Bristol-Myers Squibb Co.[2]	508,714
16,040	Perrigo Co. PLC	587,706
14,700	Supernus Pharmaceuticals, Inc.[1]	451,143
		2,164,173
	Professional Services — 4.0%
11,800	CBIZ, Inc.[1,2]	624,102
3,920	CSG Systems International, Inc.[2]	202,233
16,560	Genpact Ltd.[2]	597,650
2,200	TriNet Group, Inc.[1,2]	231,506
		1,655,491
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Retail REITs — 2.8%
12,860	NNN REIT, Inc.[2]	$548,865
9,040	Regency Centers Corp. REIT[2]	592,391
		1,141,256
	Semiconductors & Semiconductor Equipment — 6.0%
8,860	Diodes, Inc.[1]	837,181
5,740	Kulicke & Soffa Industries, Inc.	343,711
5,180	ON Semiconductor Corp.[1,2]	558,145
19,180	Photronics, Inc.[1]	507,311
8,260	Veeco Instruments, Inc.[1]	232,602
		2,478,950
	Software — 9.9%
24,560	Box, Inc. Class A1	767,500
8,700	Clear Secure, Inc. Class A3	206,277
23,920	Dropbox, Inc. Class A1	644,644
31,540	Gen Digital, Inc.[2]	613,453
12,780	Progress Software Corp.	767,567
5,920	SPS Commerce, Inc.[1]	1,067,908
		4,067,349
	Specialized REITs — 1.3%
16,680	VICI Properties, Inc.[2]	525,086
	Specialty Retail — 2.0%
10,300	Guess?, Inc.	216,197
6,900	TJX Cos., Inc.[2]	597,057
		813,254
	Technology Hardware, Storage & Peripherals — 3.9%
43,460	Hewlett Packard Enterprise Co.[2]	755,335
22,540	Pure Storage, Inc. Class A1,2	833,754
		1,589,089
	Textiles, Apparel & Luxury Goods — 0.5%
3,920	Skechers USA, Inc. Class A1,2	217,874
	Trading Companies & Distributors — 2.3%
5,260	WESCO International, Inc.[2]	923,498
	TOTAL COMMON STOCKS (Cost $38,595,250)	52,731,889
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$143,636	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $143,642, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $171,400, coupon rate of 0.500%, due 10/31/2027, market value of $146,580)	143,636
	TOTAL REPURCHASE AGREEMENT (Cost $143,636)	143,636
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.1%
858,782	State Street Navigator Securities Lending Government Money Market Portfolio[4]	858,782
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $858,782)	858,782
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
TOTAL LONG INVESTMENTS (Cost $39,597,668)	131.0%	$53,734,307
COMMON STOCKS SOLD SHORT* — (28.8)%
	Aerospace & Defense — (1.4)%
(1,020)	Boeing Co.[1]	$(243,627)
(800)	HEICO Corp.	(140,784)
(2,020)	Mercury Systems, Inc.[1]	(76,720)
(280)	Northrop Grumman Corp.	(124,600)
		(585,731)
	Banks — (0.3)%
(3,500)	Glacier Bancorp, Inc.	(114,450)
	Beverages — (1.8)%
(500)	Boston Beer Co., Inc. Class A1	(185,720)
(2,560)	Brown-Forman Corp. Class B	(180,736)
(700)	Constellation Brands, Inc. Class A	(190,960)
(880)	PepsiCo, Inc.	(164,965)
		(722,381)
	Broadline Retail — (0.7)%
(800)	Amazon.com, Inc.[1]	(106,944)
(1,200)	Dollar Tree, Inc.[1]	(185,196)
		(292,140)
	Building Products — (1.0)%
(600)	Lennox International, Inc.	(220,464)
(2,800)	Trex Co., Inc.[1]	(193,592)
		(414,056)
	Capital Markets — (1.1)%
(300)	Moody’s Corp.	(105,825)
(1,800)	Morgan Stanley	(164,808)
(740)	Morningstar, Inc.	(170,555)
		(441,188)
	Chemicals — (0.8)%
(1,100)	Ecolab, Inc.	(201,454)
(1,600)	International Flavors & Fragrances, Inc.	(135,376)
		(336,830)
	Commercial Services & Supplies — (2.8)%
(1,900)	Casella Waste Systems, Inc. Class A1	(153,311)
(1,200)	Clean Harbors, Inc.[1]	(199,512)
(1,440)	MSA Safety, Inc.	(239,040)
(4,600)	Rollins, Inc.	(187,818)
(4,040)	Stericycle, Inc.[1]	(171,659)
(1,120)	Waste Management, Inc.	(183,445)
		(1,134,785)
	Construction & Engineering — (0.7)%
(1,140)	Dycom Industries, Inc.[1]	(113,521)
(1,500)	MasTec, Inc.[1]	(176,625)
		(290,146)
	Consumer Staples Distribution & Retail — (0.4)%
(960)	Dollar General Corp.	(162,106)
	Distributors — (0.5)%
(500)	Pool Corp.	(192,370)
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Diversified Consumer Services — (0.1)%
(634)	Bright Horizons Family Solutions, Inc.[1]	$(61,517)
	Diversified REITs — (2.1)%
(1,420)	Digital Realty Trust, Inc.	(176,961)
(8,000)	Elme Communities	(130,000)
(6,940)	Healthcare Realty Trust, Inc. Class A	(135,538)
(5,640)	Healthpeak Properties, Inc.	(123,121)
(6,260)	Vornado Realty Trust	(140,725)
(1,800)	Welltower, Inc. REIT	(147,870)
		(854,215)
	Electric Utilities — (1.1)%
(1,300)	Constellation Energy Corp.	(125,645)
(2,280)	MGE Energy, Inc.	(182,947)
(1,920)	Southern Co.	(138,893)
		(447,485)
	Electrical Equipment — (0.8)%
(1,840)	Emerson Electric Co.	(168,084)
(1,100)	Regal Rexnord Corp.	(171,798)
		(339,882)
	Electronic Equipment, Instruments & Components — (0.5)%
(1,980)	Cognex Corp.	(108,148)
(360)	Zebra Technologies Corp. Class A1	(110,865)
		(219,013)
	Food Products — (0.8)%
(800)	J&J Snack Foods Corp.	(128,256)
(2,100)	McCormick & Co., Inc.	(187,908)
		(316,164)
	Ground Transportation — (0.9)%
(740)	Norfolk Southern Corp.	(172,857)
(3,420)	U-Haul Holding Co.	(195,658)
		(368,515)
	Health Care Equipment & Supplies — (0.7)%
(500)	Becton Dickinson & Co.	(139,310)
(400)	Cooper Cos., Inc.	(156,504)
		(295,814)
	Health Care Providers & Services — (0.4)%
(1,140)	Universal Health Services, Inc. Class B	(158,414)
	Hotels, Restaurants & Leisure — (1.2)%
(1,580)	Cracker Barrel Old Country Store, Inc.	(147,256)
(500)	Domino’s Pizza, Inc.	(198,370)
(1,880)	Papa John’s International, Inc.	(155,476)
		(501,102)
	Household Durables — (0.4)%
(8,420)	Sonos, Inc.[1]	(144,319)
	Independent Power & Renewable Electricity Producer — (0.3)%
(1,380)	Ormat Technologies, Inc.	(112,194)
	Insurance — (2.5)%
(1,580)	Allstate Corp.	(178,035)
(1,640)	Cincinnati Financial Corp.	(176,431)
(3,860)	Kemper Corp.	(196,744)
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Insurance — (Continued)
(120)	Markel Group, Inc.[1]	$(173,965)
(1,000)	Progressive Corp.	(125,980)
(2,780)	W R Berkley Corp.	(171,498)
		(1,022,653)
	IT Services — (0.3)%
(1,620)	Maximus, Inc.	(135,691)
	Machinery — (0.9)%
(700)	RBC Bearings, Inc.[1]	(158,235)
(2,300)	Stanley Black & Decker, Inc.	(228,321)
		(386,556)
	Oil, Gas & Consumable Fuels — (0.8)%
(1,000)	Hess Corp.	(151,730)
(2,700)	Occidental Petroleum Corp.	(170,451)
		(322,181)
	Personal Care Products — (0.4)%
(800)	Estee Lauder Cos., Inc. Class A	(144,000)
	Professional Services — (0.4)%
(900)	Equifax, Inc.	(183,672)
	Software — (0.8)%
(960)	Aspen Technology, Inc.[1]	(171,360)
(400)	Tyler Technologies, Inc.[1]	(158,652)
		(330,012)
	Specialized REITs — (0.3)%
(4,000)	Rayonier, Inc.	(132,480)
	Technology Hardware, Storage & Peripherals — (0.5)%
(4,800)	Western Digital Corp.[1]	(204,288)
	Trading Companies & Distributors — (0.6)%
(2,420)	H&E Equipment Services, Inc.	(117,564)
(1,400)	McGrath RentCorp	(134,932)
		(252,496)
	Water Utilities — (0.5)%
(3,660)	California Water Service Group	(194,053)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(12,450,642))	(11,812,899)
TOTAL SHORT INVESTMENTS (Proceeds $(12,450,642))	(28.8)%	$(11,812,899)
TOTAL INVESTMENTS (Cost $27,147,026)	102.2%	$41,921,408
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.2)	(887,060)
NET ASSETS	100.0%	$41,034,348

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $13,898,632.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Aerospace & Defense — 1.9%
39,065	RTX Corp.	$3,434,985
	Banks — 4.3%
27,047	JPMorgan Chase & Co.	4,272,344
26,287	PNC Financial Services Group, Inc.	3,598,427
		7,870,771
	Beverages — 2.1%
20,634	PepsiCo, Inc.	3,868,050
	Broadline Retail — 2.1%
28,579	Amazon.com, Inc.[1]	3,820,441
	Capital Markets — 3.2%
31,120	Intercontinental Exchange, Inc.	3,572,576
27,692	Northern Trust Corp.	2,218,683
		5,791,259
	Chemicals — 1.5%
19,632	PPG Industries, Inc.	2,825,045
	Communications Equipment — 1.8%
64,460	Cisco Systems, Inc.	3,354,498
	Construction Materials — 3.0%
12,236	Martin Marietta Materials, Inc.	5,462,885
	Consumer Staples Distribution & Retail — 1.4%
15,326	Dollar General Corp.	2,587,948
	Electrical Equipment — 2.5%
28,886	AMETEK, Inc.	4,581,320
	Electronic Equipment, Instruments & Components — 3.1%
64,044	Amphenol Corp. Class A	5,655,726
	Financial Services — 5.6%
28,277	Global Payments, Inc.	3,117,539
18,191	Mastercard, Inc. Class A	7,172,348
		10,289,887
	Ground Transportation — 5.0%
11,923	Old Dominion Freight Line, Inc.	5,001,579
17,470	Union Pacific Corp.	4,053,390
		9,054,969
	Health Care Equipment & Supplies — 3.8%
40,156	Abbott Laboratories	4,470,567
8,783	Stryker Corp.	2,489,190
		6,959,757
	Health Care Providers & Services — 3.1%
17,260	Laboratory Corp. of America Holdings	3,692,432
4,028	UnitedHealth Group, Inc.	2,039,658
		5,732,090
	Hotels, Restaurants & Leisure — 4.6%
1,754	Booking Holdings, Inc.[1]	5,210,783
23,392	Yum! Brands, Inc.	3,220,377
		8,431,160
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 1.6%
30,506	Church & Dwight Co., Inc.	$2,918,509
	Insurance — 1.6%
14,540	Chubb Ltd.	2,972,121
	Interactive Media & Service — 5.6%
77,137	Alphabet, Inc. Class C1	10,267,706
	IT Services — 4.4%
12,300	Accenture PLC Class A	3,891,105
11,962	Gartner, Inc.[1]	4,229,644
		8,120,749
	Life Sciences Tools & Services — 3.9%
17,260	Fortrea Holdings, Inc.[1]	551,630
14,923	IQVIA Holdings, Inc.[1]	3,339,170
11,766	Waters Corp.[1]	3,249,887
		7,140,687
	Machinery — 1.8%
8,133	Parker-Hannifin Corp.	3,334,611
	Media — 2.5%
99,980	Comcast Corp. Class A	4,525,095
	Oil, Gas & Consumable Fuels — 3.1%
34,771	Chevron Corp.	5,690,622
	Pharmaceuticals — 4.1%
47,730	Bristol-Myers Squibb Co.	2,968,329
9,831	Eli Lilly & Co.	4,468,681
		7,437,010
	Software — 10.6%
9,217	Adobe, Inc.[1]	5,034,049
27,891	Microsoft Corp.	9,369,145
43,154	Oracle Corp.	5,058,943
		19,462,137
	Specialty Retail — 6.3%
7,313	Home Depot, Inc.	2,441,372
38,832	Ross Stores, Inc.	4,451,700
10,437	Ulta Beauty, Inc.[1]	4,642,378
		11,535,450
	Technology Hardware, Storage & Peripherals — 4.8%
44,511	Apple, Inc.	8,744,186
	TOTAL COMMON STOCKS (Cost $83,159,168)	181,869,674
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$1,255,593	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $1,255,649, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $1,393,400, coupon rate of 1.625%, due 10/31/2026, market value of $1,280,785)	1,255,593
	TOTAL REPURCHASE AGREEMENT (Cost $1,255,593)	1,255,593
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $84,414,761)	100.0%	$183,125,267
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(57,582)
NET ASSETS	100.0%	$183,067,685

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.6%
	Automobile Components — 0.9%
72,952	LCI Industries[1]	$9,941,169
	Banks — 9.3%
283,526	Ameris Bancorp	12,375,910
423,448	BankUnited, Inc.[1]	12,635,688
382,254	Cathay General Bancorp	14,540,942
1,237,205	FNB Corp.	15,823,852
298,715	Hancock Whitney Corp.	13,146,447
445,310	Western Alliance Bancorp	23,133,855
148,667	Wintrust Financial Corp.	12,541,548
		104,198,242
	Biotechnology — 3.3%
443,009	Alkermes PLC[2]	12,971,304
312,293	Halozyme Therapeutics, Inc.[2]	13,416,107
941,941	Ironwood Pharmaceuticals, Inc.[1,2]	10,446,126
		36,833,537
	Broadline Retail — 0.9%
350,452	Kohl’s Corp.[1]	9,970,359
	Building Products — 2.2%
892,002	Hayward Holdings, Inc.[1,2]	11,917,147
124,733	Masonite International Corp.[2]	13,040,835
		24,957,982
	Capital Markets — 3.2%
95,275	Evercore, Inc. Class A	12,867,842
198,836	Stifel Financial Corp.	12,634,039
570,964	Virtu Financial, Inc. Class A	10,597,092
		36,098,973
	Chemicals — 2.5%
151,889	Ingevity Corp.[2]	9,723,934
472,466	Valvoline, Inc.	17,939,534
		27,663,468
	Construction & Engineering — 4.1%
178,354	Arcosa, Inc.	13,765,362
104,711	Dycom Industries, Inc.[2]	10,427,121
104,711	EMCOR Group, Inc.	22,517,054
		46,709,537
	Consumer Staples Distribution & Retail — 1.0%
339,448	Grocery Outlet Holding Corp.[2]	11,354,536
	Containers & Packaging — 2.0%
529,770	Graphic Packaging Holding Co.	12,820,434
221,850	Silgan Holdings, Inc.	9,728,123
		22,548,557
	Diversified Consumer Services — 1.3%
430,812	Frontdoor, Inc.[2]	15,043,955
	Electric Utilities — 0.9%
206,891	Portland General Electric Co.	9,862,494
	Electrical Equipment — 1.4%
145,215	EnerSys	15,729,689
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 0.9%
725,385	TTM Technologies, Inc.[2]	$10,416,529
	Energy Equipment & Services — 1.9%
230,894	Helmerich & Payne, Inc.	10,337,124
697,768	Liberty Energy, Inc.	11,492,239
		21,829,363
	Financial Services — 1.0%
419,765	Radian Group, Inc.	11,304,271
	Food Products — 1.3%
615,380	Hostess Brands, Inc.[2]	14,793,735
	Gas Utilities — 1.0%
245,093	New Jersey Resources Corp.	10,955,657
	Health Care Equipment & Supplies — 3.9%
93,895	CONMED Corp.	11,365,990
190,259	Integra LifeSciences Holdings Corp.[2]	8,651,077
42,984	Mesa Laboratories, Inc.	5,530,321
466,483	Neogen Corp.[1,2]	10,817,741
196,131	NuVasive, Inc.[2]	8,082,558
		44,447,687
	Health Care Providers & Services — 3.1%
207,351	HealthEquity, Inc.[2]	14,087,427
1,198,312	R1 RCM, Inc.[2]	20,706,831
		34,794,258
	Health Care Technology — 2.2%
577,868	Certara, Inc.[2]	11,251,090
436,565	Evolent Health, Inc. Class A2	13,267,210
		24,518,300
	Hotels, Restaurants & Leisure — 1.7%
277,772	Boyd Gaming Corp.	18,977,383
	Household Durables — 2.1%
298,307	La-Z-Boy, Inc.	9,357,890
431,502	Tri Pointe Homes, Inc.[2]	13,756,284
		23,114,174
	Household Products — 1.0%
305,158	Energizer Holdings, Inc.[1]	10,894,141
	Industrial REITs — 1.8%
916,166	LXP Industrial Trust	9,225,792
314,364	STAG Industrial, Inc.	11,411,413
		20,637,205
	Insurance — 1.0%
237,269	Stewart Information Services Corp.	11,182,488
	Interactive Media & Services — 2.0%
642,306	Cargurus, Inc.[2]	14,554,654
103,560	Ziff Davis, Inc.[1,2]	7,510,171
		22,064,825
	IT Services — 1.3%
301,706	DigitalOcean Holdings, Inc.[1,2]	14,940,481
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Leisure Product — 0.9%
229,444	YETI Holdings, Inc.[1,2]	$9,774,314
	Life Sciences Tools & Services — 4.1%
706,744	Maravai LifeSciences Holdings, Inc. Class A2	7,993,275
81,697	Medpace Holdings, Inc.[2]	20,683,229
1,012,823	NeoGenomics, Inc.[1,2]	17,552,223
		46,228,727
	Machinery — 1.3%
281,224	Hillenbrand, Inc.	14,606,775
	Media — 1.2%
73,643	Nexstar Media Group, Inc.	13,750,621
	Office REITs — 1.0%
1,537,070	Piedmont Office Realty Trust, Inc. Class A	11,435,801
	Oil, Gas & Consumable Fuels — 4.8%
868,528	CNX Resources Corp.[1,2]	17,717,971
184,568	PDC Energy, Inc.	14,006,866
358,089	SM Energy Co.	12,995,050
586,984	Talos Energy, Inc.[2]	9,391,744
		54,111,631
	Pharmaceuticals — 2.3%
263,274	Pacira BioSciences, Inc.[2]	9,570,010
248,315	Prestige Consumer Healthcare, Inc.[2]	16,192,621
		25,762,631
	Professional Services — 3.5%
126,574	ASGN, Inc.[2]	9,660,128
43,035	CACI International, Inc. Class A2	15,081,185
672,223	Verra Mobility Corp.[2]	14,109,961
		38,851,274
	Real Estate Management & Development — 1.3%
670,839	Cushman & Wakefield PLC[1,2]	6,594,347
483,283	Kennedy-Wilson Holdings, Inc.[1]	7,974,170
		14,568,517
	Semiconductors & Semiconductor Equipment — 2.7%
187,790	Diodes, Inc.[2]	17,744,277
197,225	Rambus, Inc.[2]	12,348,257
		30,092,534
	Software — 4.6%
196,765	CommVault Systems, Inc.[2]	15,333,896
228,063	Progress Software Corp.[1]	13,697,464
84,229	SPS Commerce, Inc.[2]	15,194,069
208,502	Verint Systems, Inc.[1,2]	7,791,720
		52,017,149
	Specialized REITs — 0.6%
459,205	Outfront Media, Inc.[1]	7,099,309
	Specialty Retail — 2.3%
69,730	Asbury Automotive Group, Inc.[2]	15,731,088
381,563	Foot Locker, Inc.[1]	10,252,598
		25,983,686
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 1.1%
280,764	Kontoor Brands, Inc.	$11,893,163
	Trading Companies & Distributors — 6.7%
251,537	Beacon Roofing Supply, Inc.[2]	21,549,175
164,546	Boise Cascade Co.	17,028,865
532,762	Univar Solutions, Inc.[2]	19,254,019
99,648	WESCO International, Inc.	17,495,199
		75,327,258
	TOTAL COMMON STOCKS (Cost $787,035,757)	1,097,286,385
Face Amount
REPURCHASE AGREEMENT* — 2.4%
$27,269,078	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $27,270,290, due 8/1/23, (collateralized by U.S. Treasury Notes with a par value of $32,439,200, coupon rates 0.500% - 1.375%%, due 10/31/2027 - 10/31/2028, market value of $27,814,529)	27,269,078
	TOTAL REPURCHASE AGREEMENT (Cost $27,269,078)	27,269,078
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 6.1%
68,159,429	State Street Navigator Securities Lending Government Money Market Portfolio[3]	68,159,429
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $68,159,429)	68,159,429
TOTAL INVESTMENTS (Cost $882,464,264)	106.1%	$1,192,714,892
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.1)	(68,976,701)
NET ASSETS	100.0%	$1,123,738,191

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.6%
	Aerospace & Defense — 2.0%
4,650	RTX Corp.	$408,874
	Air Freight & Logistics — 1.7%
1,852	United Parcel Service, Inc. Class B	346,565
	Banks — 2.9%
3,777	JPMorgan Chase & Co.	596,615
	Beverages — 2.8%
3,054	PepsiCo, Inc.	572,503
	Biotechnology — 2.0%
1,755	Amgen, Inc.	410,933
	Capital Markets — 7.5%
1,159	Ameriprise Financial, Inc.	403,854
372	BlackRock, Inc.	274,852
3,745	Charles Schwab Corp.	247,545
4,809	Morgan Stanley	440,312
2,352	Northern Trust Corp.	188,442
		1,555,005
	Chemicals — 3.3%
1,106	Air Products & Chemicals, Inc.	337,695
2,469	PPG Industries, Inc.	355,289
		692,984
	Communications Equipment — 1.7%
6,840	Cisco Systems, Inc.	355,954
	Consumer Staples Distribution & Retail — 2.1%
2,585	Dollar General Corp.	436,503
	Distributors — 1.7%
2,212	Genuine Parts Co.	344,453
	Electric Utilities — 2.3%
11,564	Exelon Corp.	484,069
	Electrical Equipment — 2.3%
2,340	Eaton Corp. PLC	480,449
	Electronic Equipment, Instruments & Components — 2.0%
2,862	TE Connectivity Ltd.	410,668
	Financial Services — 1.4%
4,973	Fidelity National Information Services, Inc.	300,270
	Food Products — 1.5%
4,330	Mondelez International, Inc. Class A	320,983
	Ground Transportation — 2.4%
2,181	Union Pacific Corp.	506,036
	Health Care Equipment & Supplies — 3.8%
3,297	Abbott Laboratories	367,055
4,745	Medtronic PLC	416,421
		783,476
	Health Care Providers & Services — 1.8%
2,745	Quest Diagnostics, Inc.	371,151
	Hotels, Restaurants & Leisure — 4.1%
1,915	McDonald’s Corp.	561,478
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
2,767	Starbucks Corp.	$281,044
		842,522
	Household Products — 3.5%
4,340	Colgate-Palmolive Co.	330,968
2,469	Procter & Gamble Co.	385,905
		716,873
	Insurance — 5.6%
5,244	Aflac, Inc.	379,351
3,404	Allstate Corp.	383,562
1,127	Everest Group Ltd.	406,295
		1,169,208
	IT Services — 2.1%
1,383	Accenture PLC Class A	437,512
	Machinery — 6.0%
1,372	Cummins, Inc.	357,818
1,426	Illinois Tool Works, Inc.	375,494
1,873	Snap-on, Inc.	510,280
		1,243,592
	Media — 4.3%
11,415	Comcast Corp. Class A	516,643
10,756	Interpublic Group of Cos., Inc.	368,178
		884,821
	Multi-Utilities — 2.4%
4,329	DTE Energy Co.	494,805
	Oil, Gas & Consumable Fuels — 4.5%
3,053	Chevron Corp.	499,654
3,809	Phillips 66	424,894
		924,548
	Pharmaceuticals — 7.3%
6,457	Bristol-Myers Squibb Co.	401,561
830	Eli Lilly & Co.	377,276
3,224	Johnson & Johnson	540,117
5,490	Pfizer, Inc.	197,969
		1,516,923
	Professional Services — 1.9%
3,203	Paychex, Inc.	401,880
	Semiconductors & Semiconductor Equipment — 2.6%
3,054	Texas Instruments, Inc.	549,720
	Software — 2.7%
4,735	Oracle Corp.	555,084
	Specialty Retail — 3.6%
1,085	Home Depot, Inc.	362,217
3,416	Ross Stores, Inc.	391,610
		753,827
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 1.8%
4,671	NetApp, Inc.	$364,385
	TOTAL COMMON STOCKS (Cost $14,127,672)	20,233,191
Face Amount
REPURCHASE AGREEMENT* — 2.4%
$488,137	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $488,159, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $541,700, coupon rate of 1.625%, due 10/31/2026, market value of $497,920)	488,137
	TOTAL REPURCHASE AGREEMENT (Cost $488,137)	488,137
TOTAL INVESTMENTS (Cost $14,615,809)	100.0%	$20,721,328
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(509)
NET ASSETS	100.0%	$20,720,819

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 4.3%
22,100	SPDR S&P 500 ETF Trust[1]	$10,117,159
30,000	Vanguard S&P 500 ETF[1]	12,620,400
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	22,737,559
Face Amount
U.S. TREASURY BILLS* — 20.4%
$40,000,000	U.S. Treasury Bill, 4.161% due 08/10/23[1]	39,947,338
33,500,000	U.S. Treasury Bill, 4.574% due 09/7/23[1]	33,318,766
35,300,000	U.S. Treasury Bill, 5.340% due 12/7/23[1]	34,639,184
	TOTAL U.S. TREASURY BILLS (Cost $107,951,935)	107,905,288
REPURCHASE AGREEMENT* — 0.0%
16,671	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $16,672, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $18,500, coupon rate of 1.625%, due 10/31/2026, market value of $17,005)	16,671
	TOTAL REPURCHASE AGREEMENT (Cost $16,671)	16,671
TOTAL PURCHASED OPTIONS (Cost $1,368,027,849)	272.9%	1,445,813,810
TOTAL INVESTMENTS (Cost $1,482,427,064)	297.6%	$1,576,473,328
LIABILITIES IN EXCESS OF OTHER ASSETS	(197.6)	(1,046,714,549)
NET ASSETS[2]	100.0%	$529,758,779

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $1,265,860 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	09/15/23	USD	4,027	$1,847,974,192	$1,445,773,540	$1,367,773,534	$78,000,006
PUTS:
S&P 500 Index	OCC**	2,000.00	09/15/23	USD	4,027	1,847,974,192	40,270	254,315	(214,045)
TOTAL PURCHASED OPTIONS						$3,695,948,384	$1,445,813,810	$1,368,027,849	$77,785,961
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	09/15/23	USD	4,027	(1,847,974,192)	(1,046,053,520)	(970,530,027)	(75,523,493)
PUTS:
S&P 500 Index	OCC**	4,400.00	08/18/23	USD	646	(296,446,816)	(374,680)	(1,084,091)	709,411
S&P 500 Index	OCC**	4,600.00	08/18/23	USD	310	(142,257,760)	(1,311,300)	(2,505,808)	1,194,508
S&P 500 Index	OCC**	1,000.00	09/15/23	USD	4,027	(1,847,974,192)	(20,135)	(18,239)	(1,896)
TOTAL PUTS						$(2,286,678,768)	$(1,706,115)	$(3,608,138)	$1,902,023
TOTAL WRITTEN OPTIONS						$(4,134,652,960)	$(1,047,759,635)	$(974,138,165)	$(73,621,470)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 18.4%
6,900	iShares MSCI EAFE ETF	$513,774
91,600	iShares MSCI Emerging Markets ETF	3,842,620
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,982,493)	4,356,394
Face Amount
U.S. TREASURY BILLS* — 19.3%
$2,400,000	U.S. Treasury Bill, 4.161% due 08/10/23[1]	2,396,840
2,000,000	U.S. Treasury Bill, 4.574% due 09/7/23[1]	1,989,180
200,000	U.S. Treasury Bill, 5.340% due 12/7/23	196,256
	TOTAL U.S. TREASURY BILLS (Cost $4,584,085)	4,582,276
REPURCHASE AGREEMENT* — 0.6%
133,443	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $133,449, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $148,100, coupon rate of 1.625%, due 10/31/2026, market value of $136,131)	133,443
	TOTAL REPURCHASE AGREEMENT (Cost $133,443)	133,443
TOTAL PURCHASED OPTIONS (Cost $49,242,490)	219.6%	52,059,350
TOTAL INVESTMENTS (Cost $57,942,511)	257.9%	$61,131,463
LIABILITIES IN EXCESS OF OTHER ASSETS	(157.9)	(37,427,692)
NET ASSETS[2]	100.0%	$23,703,771

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $352,397 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	09/15/23	USD	145	$66,539,920	$52,057,900	$49,233,258	$2,824,642
PUTS:
S&P 500 Index	OCC**	2,000.00	09/15/23	USD	145	66,539,920	1,450	9,232	(7,782)
TOTAL PURCHASED OPTIONS						$133,079,840	$52,059,350	$49,242,490	$2,816,860
WRITTEN OPTIONS
CALLS:
Ishares MSCI Emerging Market ETF	OCC**	42.00	08/18/23	USD	800	(3,065,600)	(54,400)	(19,232)	(35,168)
S&P 500 Index	OCC**	2,000.00	09/15/23	USD	145	(66,539,920)	(37,665,200)	(34,930,535)	(2,734,665)
TOTAL CALLS						$(69,605,520)	$(37,719,600)	$(34,949,767)	$(2,769,833)
PUTS:
Russell 2000 Index	OCC**	1,950.00	08/18/23	USD	13	(2,604,134)	(14,040)	(38,725)	24,685
S&P 500 Index	OCC**	4,550.00	08/18/23	USD	25	(11,472,400)	(61,625)	(136,235)	74,610
S&P 500 Index	OCC**	1,000.00	09/15/23	USD	145	(66,539,920)	(725)	(650)	(75)
TOTAL PUTS						$(80,616,454)	$(76,390)	$(175,610)	$99,220
TOTAL WRITTEN OPTIONS						$(150,221,974)	$(37,795,990)	$(35,125,377)	$(2,670,613)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 16.3%
	Federal Home Loan Bank — 10.9%
$15,000,000	2.750% due 12/13/24	$14,502,350
8,000,000	0.375% due 9/23/25[1]	7,278,593
11,500,000	3.250% due 11/16/28[1]	10,997,310
4,000,000	6.250% due 7/15/32[1]	4,626,119
		37,404,372
	Federal National Mortgage Association — 5.4%
6,000,000	2.625% due 9/6/24[1]	5,832,216
3,960,000	2.125% due 4/24/26[1]	3,709,365
8,000,000	5.625% due 7/15/37	9,084,036
		18,625,617
	TOTAL AGENCY NOTES (Cost $59,485,709)	56,029,989
MORTGAGE-BACKED SECURITIES*,2 — 33.1%
	Federal Home Loan Mortgage Corporation — 19.4%
1	# G13396, 5.500% due 12/1/23	1
20,426	# D78677, 8.000% due 3/1/27	20,403
34,306	# C00742, 6.500% due 4/1/29	35,385
1,224,622	# J38111, 3.000% due 12/1/32	1,151,079
11,235	# A68937, 6.000% due 11/1/37	11,395
126,131	# A69653, 5.500% due 12/1/37	128,798
145,575	# A73370, 5.000% due 2/1/38	146,325
117,809	# A90421, 4.500% due 12/1/39	115,983
35,648	# A92890, 4.500% due 7/1/40	34,864
466,074	# A97620, 4.500% due 3/1/41	458,846
773,840	# C03770, 3.500% due 2/1/42	721,226
395,848	# Q07651, 3.500% due 4/1/42	367,404
830,909	# Q41208, 3.500% due 6/1/46	770,232
3,327,293	# G08737, 3.000% due 12/1/46	2,963,062
1,172,015	# Q45735, 3.000% due 1/1/47	1,043,547
2,022,056	# Q46279, 3.500% due 2/1/47	1,865,883
2,175,124	# Q47596, 4.000% due 4/1/47	2,065,376
6,979,023	# RA3173, 3.000% due 7/1/50	6,138,606
10,717,978	# SD8152, 3.000% due 6/1/51	9,405,926
7,111,845	# SD8196, 3.500% due 2/1/52	6,447,726
14,189,151	# SD8201, 3.000% due 3/1/52	12,414,224
5,051,889	# SD1117, 4.500% due 6/1/52	4,848,910
4,750,640	# SD8257, 4.500% due 10/1/52	4,548,130
7,567,558	# SD8277, 5.500% due 12/1/52	7,526,486
3,483,325	# QF6499, 5.000% due 1/1/53	3,409,991
		66,639,808
	Federal National Mortgage Association — 13.6%
66	# 125275, 7.000% due 3/1/24	66
97,026	# AH6827, 4.000% due 3/1/26	94,491
105,672	# AI1657, 4.000% due 4/1/26	103,994
193,811	# AB3900, 3.000% due 11/1/26	187,181
10,199	# 373328, 8.000% due 3/1/27	10,165
270,235	# AK4751, 3.000% due 4/1/27	260,793
2,067	# 390895, 8.000% due 6/1/27	2,060
474,863	# AO0533, 3.000% due 6/1/27	457,133
16,425	# 397602, 8.000% due 8/1/27	16,388
1,998	# 252806, 7.500% due 10/1/29	2,048
121	# 523497, 7.500% due 11/1/29	122
1,388,907	# BC2462, 3.000% due 2/1/31	1,316,865
586	# 588945, 7.000% due 6/1/31	584
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$3,210,595	# AS7429, 2.500% due 6/1/31	$2,964,958
30,523	# 607862, 7.000% due 9/1/31	30,359
1,331	# 656872, 6.500% due 8/1/32	1,357
2,066,672	# MA3391, 3.000% due 6/1/33	1,933,171
52,963	# 789856, 6.000% due 8/1/34	53,346
12,824	# 829202, 5.000% due 7/1/35	12,635
48,731	# 826586, 5.000% due 8/1/35	48,924
13,596	# 256216, 7.000% due 4/1/36	14,147
39,139	# 898412, 5.000% due 10/1/36	38,854
5,867	# 910894, 5.000% due 2/1/37	5,779
12,409	# 912456, 6.500% due 3/1/37	12,666
154,344	# 973241, 5.000% due 3/1/38	154,956
40,042	# 975593, 5.000% due 6/1/38	40,093
65,018	# 257573, 5.500% due 2/1/39	66,433
158,677	# AD7128, 4.500% due 7/1/40	155,423
8,146,634	# MA4152, 2.000% due 10/1/40	6,905,568
1,579,353	# AH1568, 4.500% due 12/1/40	1,553,045
588,287	# AH6991, 4.000% due 1/1/41	562,663
444,428	# AH4004, 4.500% due 3/1/41	437,032
365,834	# AH8351, 4.000% due 3/1/41	349,893
432,696	# AJ1315, 4.000% due 9/1/41	413,851
533,767	# AI8779, 4.000% due 11/1/41	510,511
792,822	# AJ5958, 4.000% due 12/1/41	758,266
263,925	# AK5070, 3.500% due 3/1/42	245,236
1,105,292	# AK5426, 3.500% due 3/1/42	1,028,914
3,009,588	# AT7682, 3.500% due 6/1/43	2,798,108
1,378,460	# AS6326, 3.500% due 12/1/45	1,274,612
1,089,869	# AS6881, 3.500% due 3/1/46	1,007,787
1,419,324	# BC0960, 4.000% due 6/1/46	1,347,486
785,134	# AS8966, 4.000% due 3/1/47	744,824
1,046,368	# AS9988, 4.500% due 7/1/47	1,021,642
1,442,874	# MA3210, 3.500% due 12/1/47	1,326,152
1,198,505	# BJ9251, 3.500% due 6/1/48	1,099,694
4,577,421	# FM3727, 3.000% due 7/1/50	4,029,794
4,823,629	# BQ2863, 2.500% due 9/1/50	4,089,603
8,368,281	# CA7231, 2.500% due 10/1/50	7,099,584
		46,589,256
	Government National Mortgage Association — 0.1%
6,919	# 476259, 7.000% due 8/15/28	6,858
436	# 485264, 7.500% due 2/15/31	435
5,464	# 559304, 7.000% due 9/15/31	5,404
97,669	# 651859, 5.000% due 6/15/36	97,699
70,664	# 782150, 5.500% due 4/15/37	71,586
12,090	# 662521, 6.000% due 8/15/37	12,300
18,364	# 677545, 6.000% due 11/15/37	18,491
18,983	# 676291, 6.000% due 12/15/37	19,123
18,345	# 685836, 5.500% due 4/15/38	18,321
134,067	# 698235, 5.000% due 6/15/39	133,920
		384,137
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $128,552,163)	113,613,201
CORPORATE NOTES* — 20.6%
	Banking — 4.8%
5,000,000	Bank of America Corp., (3M USD LIBOR * 1.77 + 3.71%), 3.705% due 4/24/28[3]	4,690,566
See Notes to Schedules of Portfolio Investments
57

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Banking — (Continued)
$6,000,000	JPMorgan Chase & Co., (3M USD LIBOR * 1.21 + 3.51%), 3.509% due 1/23/29[3]	$5,569,438
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,231,700
		16,491,704
	Beverages, Food & Tobacco — 2.7%
10,000,000	Archer-Daniels-Midland Co., 3.250% due 3/27/30	9,155,491
	Computer Software & Processing — 2.3%
1,000,000	Alphabet, Inc., 2.050% due 8/15/50	616,253
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,222,275
		7,838,528
	Electric Utilities — 1.1%
4,140,000	DTE Electric Co., 4.300% due 7/1/44	3,549,430
	Electronics — 2.0%
4,000,000	Emerson Electric Co., 1.800% due 10/15/27	3,560,838
4,000,000	QUALCOMM, Inc., 1.300% due 5/20/28	3,414,448
		6,975,286
	Heavy Machinery — 1.0%
4,000,000	Caterpillar, Inc., 2.600% due 4/9/30	3,540,213
	Insurance — 1.4%
5,100,000	Aflac, Inc., 2.875% due 10/15/26[1]	4,749,080
	Media - Broadcasting & Publishing — 1.9%
7,000,000	Comcast Corp., 3.150% due 2/15/28	6,528,616
	Pharmaceuticals — 2.3%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	3,161,742
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	4,823,232
		7,984,974
	Transportation — 1.1%
4,000,000	United Parcel Service, Inc., 3.400% due 3/15/29[1]	3,774,716
	TOTAL CORPORATE NOTES (Cost $79,989,943)	70,588,038
U.S. TREASURY NOTES/BONDS* — 28.2%
4,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	4,289,219
7,000,000	U.S. Treasury Bonds, 3.500% due 2/15/39	6,595,586
4,000,000	U.S. Treasury Bonds, 4.375% due 11/15/39	4,158,906
See Notes to Schedules of Portfolio Investments
58

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	$3,460,625
5,000,000	U.S. Treasury Bonds, 3.250% due 5/15/42	4,372,656
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	8,411,484
10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	7,113,281
9,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	7,379,297
5,000,000	U.S. Treasury Bonds, 3.125% due 5/15/48	4,196,680
9,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	8,669,180
10,000,000	U.S. Treasury Notes, 1.875% due 7/31/26	9,270,703
8,000,000	U.S. Treasury Notes, 2.750% due 5/31/29	7,422,188
10,000,000	U.S. Treasury Notes, 3.250% due 6/30/29	9,530,859
4,000,000	U.S. Treasury Notes, 0.625% due 5/15/30	3,191,719
10,000,000	U.S. Treasury Notes, 1.875% due 2/15/32	8,492,578
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $110,785,046)	96,554,961
REPURCHASE AGREEMENT* — 1.4%
4,799,121	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $4,799,335, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $5,724,000, coupon rate of 0.500%, due 10/31/2027, market value of $4,895,138)	4,799,121
	TOTAL REPURCHASE AGREEMENT (Cost $4,799,121)	4,799,121
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.9%
16,961,781	State Street Navigator Securities Lending Government Money Market Portfolio[4]	16,961,781
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $16,961,781)	16,961,781
TOTAL INVESTMENTS (Cost $400,573,763)	104.5%	$358,547,091
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.5)	(15,473,420)
NET ASSETS	100.0%	$343,073,671

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at July 31, 2023.
[3]	Floating Rate Bond. Rate shown is as of July 31, 2023.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 2.5%
	Health Care Services — 2.5%
$1,000,000	CommonSpirit Health, 6.073% due 11/1/27	$1,017,153
	TOTAL CORPORATE NOTES (Cost $1,000,000)	1,017,153
MUNICIPAL BONDS* — 92.3%
	Alabama — 1.1%
185,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series A, 4.000% due 12/1/48[1]	184,936
150,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series D1, 4.000% due 12/1/24	150,267
100,000	Southeast Energy Authority, AL, Cooperative District, Project No.1, Revenue Bonds, Series A, 4.000% due 10/1/23	99,979
		435,182
	Arizona — 0.5%
210,000	City of Mesa, AZ, Excise Tax Revenue, Revenue Bonds, 5.000% due 7/1/24	213,157
	California — 3.2%
500,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, AMT, Series A, 5.000% due 5/15/25	512,333
450,000	Golden State Tobacco Securitization Corp, CA, Revenue Bonds, Taxable Refunding, (State Appropriations), 1.400% due 6/1/25	417,422
350,000	San Francisco City & County Airport Comm-San Francisco International Airport, CA, Revenue Bonds, Series A, 5.000% due 5/1/25	361,968
		1,291,723
	Colorado — 1.8%
750,000	E-470 Public Highway Authority, CO, Revenue Bonds, Variable Refunding, Series B, (SOFR*0.67+0.35%), 3.901% due 9/1/39[2]	747,723
	Connecticut — 1.3%
250,000	State of Connecticut, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/28	274,990
250,000	University of Connecticut, Revenue Bonds, Series A, 5.000% due 8/15/26	250,378
		525,368
	Delaware — 0.6%
250,000	Delaware River & Bay Authority, Revenue Bonds, Refunding, 5.000% due 1/1/24	251,587
	District Of Columbia — 2.5%
1,000,000	Metropolitan Washington Airports Authority, DC, Aviation Revenue, Revenue Bonds, AMT, Refunding, Series A, 5.000% due 10/1/24	1,015,199
	Florida — 8.6%
230,000	City of Fort Myers, FL, Utility System Revenue, Revenue Bonds, Series A, 4.000% due 10/1/25	233,658
335,000	County of Broward, FL, Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	335,825
500,000	County of Broward, FL, Port Facilities Revenue, Revenue Bonds, AMT, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	506,857
See Notes to Schedules of Portfolio Investments
60

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$200,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/23	$200,396
250,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	258,770
290,000	Florida Department of Management Services, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/28	314,023
500,000	Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Series A-1, 5.000% due 9/1/26	519,627
390,000	Manatee County Port Authority, FL, Revenue Bonds,Taxable Refunding, 0.619% due 10/1/24	368,600
515,000	Miami-Dade County Expressway Authority, FL, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	520,100
260,000	School Board of Miami-Dade County, FL, Certificate Participation, Refunding, Series D, 5.000% due 2/1/26	270,259
		3,528,115
	Georgia — 0.2%
105,000	Municipal Electric Authority of Georgia, Project No.1, Revenue Bonds, Taxable Refunding, Series B, 1.421% due 1/1/25	98,545
	Illinois — 9.0%
500,000	Chicago O’Hare International Airport, IL, Revenue Bonds, Refunding, 5.000% due 1/1/24	502,453
250,000	City of Chicago, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 1/1/24	251,110
300,000	Cook County School District No. 100 South Berwyn, IL, General Obligation Unlimited, Refunding, (BAM Insured), 4.000% due 12/1/23	300,407
500,000	DeKalb County Community Unit School District No. 428 DeKalb, IL, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	503,194
150,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Centre, Series A, 5.000% due 11/15/23	150,472
255,000	McHenry County Conservation District, IL, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	257,046
500,000	State of Illinois, General Obligation Unlimited, Refunding, Series C, 4.000% due 3/1/24	501,021
	State of Illinois, General Obligation Unlimited, Series A:
350,000	5.000% due 12/1/24	356,436
400,000	5.000% due 3/1/25	408,795
500,000	State of Illinois, Sales Tax Revenue, Revenue Bonds, Series B, 0.941% due 6/15/24	479,127
		3,710,061
	Kansas — 0.9%
375,000	Wyandotte County-Kansas City Unified Government, KS, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	377,732
	Kentucky — 3.8%
435,000	Kentucky Public Energy Authority, Revenue Bonds, Series A, 4.000% due 4/1/48[1]	434,705
185,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 108, Series B, 5.000% due 8/1/24	187,712
285,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 112, Series B, (State Appropriations), 5.000% due 11/1/24	290,196
See Notes to Schedules of Portfolio Investments
61

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kentucky — (Continued)
	Louisville & Jefferson County Metropolitan Government, KY, Health System Revenue, Revenue Bonds, Refunding, Series A:
$300,000	5.000% due 10/1/23	$300,623
125,000	5.000% due 10/1/24	127,071
205,000	Louisville & Jefferson County Metropolitan Sewer District, KY, Revenue Bonds, Series A, 5.000% due 5/15/27	220,812
		1,561,119
	Louisiana — 1.0%
400,000	Ernest N Morial New Orleans Exhibition Hall Authority, LA, Special Tax, Refunding, 5.000% due 7/15/25	409,872
	Michigan — 2.9%
500,000	Eaton Rapids Public Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/25	506,262
500,000	Hazel Park School District, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/24	502,007
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	201,026
		1,209,295
	Minnesota — 3.9%
	Minneapolis-St Paul Metropolitan Airports Commission, MN, Revenue Bonds, AMT, Refunding, Series B:
500,000	5.000% due 1/1/25	508,046
1,065,000	5.000% due 1/1/26	1,091,615
		1,599,661
	Mississippi — 0.6%
250,000	Mississippi Development Bank, Jackson Public School District, Revenue Bonds, General Obligation (BAM Insured), 5.000% due 10/1/24	254,745
	Nebraska — 1.3%
500,000	Nebraska Public Power District, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/28	542,386
	Nevada — 2.3%
210,000	Clark County School District, NV, General Obligation Limited, Refunding, Series A, 5.000% due 6/15/24	212,723
240,000	Clark County School District, NV, General Obligation Limited, Series D, 5.000% due 6/15/24	243,111
300,000	County of Clark Department of Aviation, NV, Revenue Bonds, AMT, Refunding, 5.000% due 7/1/24	302,809
195,000	Las Vegas Valley Water District, NV, General Obligation Limited, Series A, 5.000% due 6/1/26	201,382
		960,025
	New Jersey — 6.5%
195,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series B, 4.000% due 11/1/25	196,321
510,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series RRR, 5.000% due 3/1/25	522,392
375,000	New Jersey Economic Development Authority, State Government Building Project, Revenue Bonds, Series A, 5.000% due 6/15/25	385,982
350,000	New Jersey Economic Development Authority, State Lease Revenue, Offshore Wind Port Project, Revenue Bonds, 4.914% due 3/1/24	348,030
See Notes to Schedules of Portfolio Investments
62

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.000% due 6/15/24	$506,396
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Series-AA, 5.000% due 6/15/27	532,213
155,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, 4.000% due 12/15/23	155,252
		2,646,586
	New York — 6.2%
225,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series A, Escrowed to Maturity, 5.000% due 3/15/24	227,571
150,000	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A, Escrowed to Maturity, 5.000% due 3/15/24	151,677
500,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, 5.000% due 3/15/24	505,298
200,000	Port Authority of New York & New Jersey, Revenue Bonds, AMT, Refunding, Series 226, 5.000% due 10/15/23	200,457
500,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	529,302
150,000	Port Authority of New York & New Jersey, Revenue Bonds, Series 179, 5.000% due 12/1/26	150,765
500,000	Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/28	550,763
230,000	Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Series A, 5.000% due 8/15/24	233,768
		2,549,601
	North Carolina — 0.6%
250,000	City of Charlotte, NC, General Obligation Unlimited, Series A, 5.000% due 6/1/24	253,640
	Ohio — 1.5%
265,000	Miami University, OH, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/24	269,565
325,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	325,783
		595,348
	Oregon — 1.2%
285,000	Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Series A, 5.000% due 9/1/28	302,102
195,000	Washington Clackamas & Yamhill Counties School District No. 88J, OR, General Obligation Unlimited, Refunding, (School Bond Guaranty), 5.000% due 6/15/24	197,864
		499,966
	Pennsylvania — 10.5%
500,000	Allegheny County Higher Education Building Authority, PA, Revenue Bonds, (SOFR*0.70+0.29%), 4.000% due 2/1/33[2]	485,859
325,000	Allegheny County Hospital Development Authority, PA, Revenue Bonds, Refunding, University of Pittsburgh Medical Center, Series A, 5.000% due 7/15/25	334,134
215,000	Bensalem Township School District, PA, General Obligation Limited, Taxable Refunding (State Aid Withholding), 1.972% due 6/1/24	208,670
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 7/1/24	520,608
See Notes to Schedules of Portfolio Investments
63

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$360,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding, Series 1, 5.000% due 1/1/27	$385,435
400,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding, Series 2, 5.000% due 1/15/28	428,242
125,000	Cumberland County Municipal Authority, PA, Revenue Bonds, 5.000% due 11/1/26	131,780
750,000	Delaware Valley Regional Finance Authority, PA, Revenue Bonds, Series B, 5.000% due 11/1/24	765,332
325,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Series B, 5.000% due 5/15/26	339,027
190,000	Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Series A-2, 5.000% due 12/1/24	194,142
105,000	Public Parking Authority of Pittsburgh, PA, Revenue Bonds, Prerefunded, Series A, Escrowed to Maturity, 5.000% due 12/1/23	105,556
195,000	Public Parking Authority of Pittsburgh, PA, Revenue Bonds, Unrefunded, Series A, Unrefunded Portion, 5.000% due 12/1/23	195,717
200,000	School District of Philadelphia, PA, General Obligation Limited, Series A (State Aid Withholding), 5.000% due 9/1/23	200,176
		4,294,678
	South Carolina — 2.1%
250,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/24	254,468
400,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/24	407,149
200,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/24	203,574
		865,191
	Tennessee — 2.5%
500,000	County of Hamilton, TN, General Obligation Unlimited, Series A, 5.000% due 4/1/25	515,309
500,000	Metropolitan Government of Nashville & Davidson County, TN, General Obligation Unlimited, Refunding, 5.000% due 1/1/25	512,907
		1,028,216
	Texas — 8.9%
500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series B, 5.000% due 8/15/26	529,662
100,000	Central Texas Regional Mobility Authority, Revenue Bonds, Taxable Refunding, Series C, 1.345% due 1/1/24	98,202
260,000	City of Grand Prairie, TX, Sales and USE Tax, Revenue Bonds, 3.000% due 2/15/24	259,268
170,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Refunding, Series C, 5.000% due 7/1/24	171,409
190,000	County of Williamson, TX, General Obligation Limited, Refunding, 5.000% due 2/15/26	194,536
175,000	Lago Vista Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/27	188,725
750,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, Series 2022, 5.000% due 5/15/24	759,835
230,000	North Texas Municipal Water District, Revenue Bonds, Refunding and Improvement Bonds, 5.000% due 6/1/24	233,273
475,000	San Antonio Water System, TX, Revenue Bonds, Series A, Refunding, 5.000% due 5/15/26	499,640
500,000	State of Texas, General Obligation Unlimited, Refunding, Series B, 4.000% due 8/1/27	507,302
See Notes to Schedules of Portfolio Investments
64

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$200,000	Waco Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/25	$206,898
		3,648,750
	Virginia — 1.5%
585,000	Virginia College Building Authority, Revenue Bonds, Refunding, Series B (State Intercept), 5.000% due 9/1/26	608,674
	Washington — 1.2%
500,000	Clark County Public Utility District No. 1, WA, Generating System Revenue, Revenue Bonds, 5.000% due 1/1/24	503,215
	Wisconsin — 4.1%
215,000	City of Eau Claire, WI, General Obligation Unlimited, Refunding, Series D, 1.400% due 4/1/24	210,553
300,000	City of Milwaukee, WI, General Obligation Unlimited, Refunding, Series N-4, 5.000% due 4/1/25	305,080
410,000	City of West Allis, WI, General Obligation Unlimited, Refunding, 2.250% due 4/1/28	384,404
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
250,000	5.000% due 11/15/23	250,931
220,000	5.000% due 11/15/25	223,342
300,000	5.000% due 11/15/26	304,799
		1,679,109
	TOTAL MUNICIPAL BONDS (Cost $38,457,497)	37,904,469
REPURCHASE AGREEMENT* — 4.3%
1,747,836	With Fixed Income Clearing Corp., dated 7/31/23, 1.60%, principal and interest in the amount of $1,747,913, due 8/1/23, (collateralized by a U.S. Treasury Note with a par value of $1,939,600, coupon rate of 1.625%, due 10/31/2026, market value of $1,782,841)	1,747,836
	TOTAL REPURCHASE AGREEMENT (Cost $1,747,836)	1,747,836
TOTAL INVESTMENTS (Cost $41,205,333)	99.1%	$40,669,458
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	375,458
NET ASSETS	100.0%	$41,044,916

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of July 31, 2023.
[2]	Floating Rate Bond. Rate shown is as of July 31, 2023.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Schedules of Portfolio Investments
65

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.5%
	Health Care Services — 0.1%
$300,000	Tower Health, 4.451% due 2/1/50	$138,000
	Lodging — 0.4%
1,000,000	Wild Rivers Water Park, 8.500% due 11/1/51[1]	732,397
	TOTAL CORPORATE NOTES (Cost $988,305)	870,397
MUNICIPAL BONDS* — 98.6%
	Alabama — 2.5%
500,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series B, (AGMC Insured), 0.000% due 10/1/25[2]	446,540
1,070,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series D, 6.000% due 10/1/42	1,126,310
500,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series E, 0.000% due 10/1/34[2]	222,230
1,000,000	Energy Southeast A Cooperative District, AL, Revenue Bonds, Series A-2, (SOFR*0.67+2.05%), 5.434% due 11/1/53[3]	1,000,000
500,000	Montgomery Medical Clinic Board, AL, Health Care Facility Revenue, Revenue Bonds, Refunding, 5.000% due 3/1/30	491,555
1,000,000	Southeast Energy Authority Cooperative District, AL, Project No 5, Revenue Bonds, Series A, 5.250% due 1/1/54[4]	1,044,565
500,000	Sumter County Industrial Development Authority, AL, Exempt Facilities Revenue, Revenue Bonds, 6.000% due 7/15/52[4]	338,239
		4,669,439
	Alaska — 0.1%
1,675,000	Northern Tobacco Securitization Corp., AK, Revenue Bonds, Refunding, Series B-2, 0.000% due 6/1/66[2]	212,412
	Arizona — 4.0%
555,000	Arizona Industrial Development Authority, Economic Development Revenue, Legacy Cares, Inc. Project, Revenue Bonds, Series A, 7.750% due 7/1/50[5,6]	166,500
500,000	Arizona Industrial Development Authority, Economic Development Revenue, Legacy Cares, Inc. Project, Revenue Bonds, Series C, 6.750% due 7/1/30[5,6]	150,000
300,000	Arizona Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[5]	282,104
250,000	Arizona Industrial Development Authority, Education Revenue, Cadence Campus Project, Revenue Bonds, Series A, 4.000% due 7/15/50[5]	187,645
315,000	Arizona Industrial Development Authority, Education Revenue, Macombs Fac Project, Revenue Bonds, Series A, 4.000% due 7/1/36	301,838
500,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/42	444,959
	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[5]	219,403
125,000	5.000% due 7/15/49	115,329
300,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[5]	302,767
1,000,000	Arizona Industrial Development Authority, Revenue Bonds, Series A, 4.500% due 7/15/29[5]	968,008
250,000	Glendale Industrial Development Authority, AZ, Senior Living Facility, Revenue Bonds, Refunding, 5.000% due 5/15/39	233,897
See Notes to Schedules of Portfolio Investments
66

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arizona — (Continued)
	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding:
$500,000	5.000% due 7/1/35[5]	$500,339
250,000	5.000% due 7/1/45[5]	229,709
	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
70,000	5.750% due 7/1/24[5]	70,336
500,000	6.750% due 7/1/44[5]	506,666
500,000	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[5]	459,101
110,000	Industrial Development Authority of the County of Pima, AZ, Education Revenue, Revenue Bonds, 4.000% due 6/15/41[5]	90,171
290,000	La Paz County Industrial Development Authority, AZ, Revenue Bonds,Series A, 5.000% due 2/15/46[5]	241,893
750,000	Maricopa County Industrial Development Authority, AZ, Educational Revenue, Paradise Schools Project, Revenue Bonds, Refunding, 5.000% due 7/1/36[5]	745,738
500,000	Maricopa County Industrial Development Authority, AZ, Revenue Bonds, AMT, 4.000% due 10/15/47[5]	429,159
375,000	Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series A, 6.000% due 7/1/52[5]	381,023
150,000	Tempe Industrial Development Authority, AZ, Revenue Bonds, 5.000% due 12/1/54	121,562
250,000	Tempe Industrial Development Authority, AZ, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/38	200,966
		7,349,113
	Arkansas — 0.6%
1,000,000	Arkansas Development Finance Authority, Revenue Bonds, 12.000% due 7/1/48[5]	1,035,520
	California — 8.0%
1,000,000	ARC70 II Trust, CA, Revenue bonds, Class A, 4.840% due 4/1/65[4,5]	998,040
1,100,000	California Community Choice Financing Authority, Green Bond Clean Energy Project, Revenue Bonds, 5.250% due 1/1/54[4]	1,148,867
1,000,000	California Community Choice Financing Authority, Green Bond Clean Energy Project, Revenue Bonds, (SOFR*0.67+1.63%), 5.020% due 7/1/53[3]	988,845
2,500,000	California Community Housing Agency, Revenue Bonds, Series A-2, 0.000% due 8/1/65[2,5]	136,761
1,000,000	California Community Housing Agency, Revenue Bonds, Series B, 5.500% due 2/1/40[5]	903,453
250,000	California Community Housing Agency, Verdant at Green Valley Project, Revenue Bonds, Series A, 5.000% due 8/1/49[5]	233,217
282,160	California Housing Finance Agency, Revenue Bonds, Series A-1, 4.250% due 1/15/35	282,288
331,341	California Housing Finance Agency, Revenue Bonds, Series A-3, Class A, 3.250% due 8/20/36	299,840
430,000	California Infrastructure & Economic Development Bank, Brightline West Rail Project, Revenue Bonds, AMT, 7.750% due 1/1/50[4,5]	428,863
1,860,000	California Infrastructure & Economic Development Bank, Cabs-Sub-WFCS- Portfolio Project, Revenue Bonds, Series B, 0.000% due 1/1/61[2,5]	99,557
See Notes to Schedules of Portfolio Investments
67

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
	California Municipal Finance Authority, Educational Revenue, Revenue Bonds, Refunding, Series A:
$360,000	5.000% due 6/1/36	$364,748
500,000	5.000% due 6/1/46	495,293
300,000	California Municipal Finance Authority, Higher Education Revenue, Revenue Bonds, Series A, 5.000% due 11/1/46[5]	290,364
750,000	California Municipal Finance Authority, Student Housing Revenue Bonds, Series 2021, (BAM Insured), 3.000% due 5/15/51	560,720
335,000	California School Finance Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[5]	310,638
250,000	California Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, Refunding, 5.000% due 5/15/29	258,917
645,000	California Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	586,136
110,000	Chino Valley Unified School District, CA, General Obligation Unlimited, Election of 2016, Series C, 0.000% due 8/1/35[2]	70,451
250,000	City & County of San Francisco Community Facilities District No. 2016-1, CA, Special Tax, Revenue Bond, Series 2022-A, 4.000% due 9/1/42[5]	225,498
465,000	CMFA Special Finance Agency XII, CA, Revenue Bonds, Series A-1, 3.250% due 2/1/57[5]	315,780
	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series A-2:
500,000	3.250% due 7/1/56[5]	345,298
200,000	4.000% due 9/1/56[5]	147,986
500,000	3.250% due 4/1/57[5]	343,378
500,000	3.250% due 5/1/57[5]	342,039
500,000	3.125% due 6/1/57[5]	321,821
875,000	4.000% due 6/1/58[5]	675,695
100,000	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series B, 4.000% due 12/1/56[5]	69,998
4,000,000	Golden State Tobacco Securitization Corp., CA, Revenue Bonds, Refunding,Series B-2, 0.000% due 6/1/66[2]	429,240
	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, Series A:
600,000	5.000% due 7/1/45[5]	516,233
500,000	5.000% due 7/1/61[5]	403,011
720,000	Madera Unified School District, CA, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[2]	570,376
250,000	River Islands Public Financing Authority, CA, Special Tax, Series 1, 4.000% due 9/1/41	222,326
500,000	River Islands Public Financing Authority, CA, Special Tax, Series A, 5.000% due 9/1/48	483,490
500,000	River Islands Public Financing Authority, CA, Special Tax, Series B, 5.750% due 9/1/52	491,826
200,000	Seal Beach Community Facilities District No. 2005-1, CA, Special Tax, Refunding, 3.000% due 9/1/29	189,541
		14,550,534
	Colorado — 6.6%
500,000	Amber Creek Metropolitan District, CO, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	451,432
500,000	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	516,678
500,000	Base Village Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	501,075
206,000	Bradburn Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	197,290
525,000	Broadway Park North Metropolitan District No 2, CO, General Obligation Limited, 5.000% due 12/1/49[5]	484,962
See Notes to Schedules of Portfolio Investments
68

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$417,000	Buffalo Ridge Metropolitan District, CO, General Obligation Limited, Series B, 7.375% due 12/15/47	$401,140
500,000	Clear Creek Station Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	468,139
	Colorado Health Facilities Authority, Frasier Project, Revenue Bonds, Refunding, Series 2023-A:
55,000	4.000% due 5/15/41	45,329
215,000	4.000% due 5/15/48	164,435
500,000	Colorado Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	479,051
250,000	Colorado Health Facilities Authority, Hospital Revenue, Parkview Medical Center Project, Revenue Bonds, Series A, 4.000% due 9/1/50	219,715
	Colorado Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding:
400,000	5.000% due 1/1/37	362,449
35,000	4.000% due 1/1/42	26,205
250,000	Colorado Health Facilities Authority, Revenue Bonds, 5.000% due 1/1/38	223,645
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[5]	545,561
470,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	427,528
798,000	Gardens on Havana Metropolitan District No. 3, CO, Revenue Bonds, Series A, 4.625% due 12/1/27	789,786
500,000	Hunters Overlook Metropolitan District No. 5, CO, General Obligation Limited, Series A, 5.000% due 12/1/49	454,572
750,000	Longs Peak Metropolitan District, CO, General Obligation Limited, Series 2021, 5.250% due 12/1/51[5]	637,093
500,000	Parkside at City Centre Business Improvement District, CO, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	480,326
200,000	Rampart Range Metropolitan District No. 5, CO, Revenue Bonds, 4.000% due 12/1/51	143,054
500,000	Senac South Metropolitan District No 1, CO, General Obligation Limited, Series A-3, 5.250% due 12/1/51	430,249
750,000	Southglenn Metropolitan District, CO, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	749,861
	Southlands Metropolitan District No. 1, CO, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	201,931
325,000	5.000% due 12/1/47	305,028
555,000	STC Metropolitan District No 2, CO, General Obligation Limited, Refunding, Series A, 3.000% due 12/1/25	529,370
	Vauxmont Metropolitan District, CO, General Obligation Limited, Refunding, (AGMC Insured):
250,000	5.000% due 12/1/32	275,298
160,000	5.000% due 12/15/32	168,183
500,000	Waterfront at Foster Lake Metropolitan District No 2, CO, Revenue Bonds, Series 2022, 4.625% due 12/1/28	462,786
500,000	Westcreek Metropolitan District No 2, CO, General Obligation Limited, Series A, 5.375% due 12/1/48	474,169
500,000	Westerly Metropolitan District No. 4, CO, General Obligation Limited, Series A-1, 5.000% due 12/1/50	430,796
		12,047,136
	Connecticut — 0.7%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[5]	333,808
See Notes to Schedules of Portfolio Investments
69

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — (Continued)
$165,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds Refunding, Series G-1, 5.000% due 7/1/50[5]	$151,009
125,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series E, 4.000% due 7/1/41	103,004
110,000	Harbor Point Infrastructure Improvement District, CT, Special Obligation Revenue, Tax Allocation, Harbor Point Project, Refunding, 5.000% due 4/1/30[5]	111,758
500,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[5]	501,322
45,000	Steel Point Infrastructure Improvement District, CT, Special Obligation Tax Allocation, Steelpointe Harbor Project, 4.000% due 4/1/51[5]	36,781
		1,237,682
	Delaware — 0.3%
499,783	Affordable Housing Tax-Exempt Bond Pass-Thru Trust, DE, Revenue Bonds, Series 2023-0001, 6.000% due 10/5/40[5]	487,106
	District Of Columbia — 0.6%
3,415,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[2]	796,087
1,000,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series C, 0.000% due 6/15/55[2]	99,483
500,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series D, 0.000% due 6/15/55[2]	44,659
225,000	District of Columbia, KIPP Obligated Group, Revenue Bonds, Refunding, Series A, (MBIA Insured), 5.000% due 7/1/27	231,512
		1,171,741
	Florida — 6.8%
105,000	Alachua County Health Facilities Authourity, FL, Revenue Bonds, Series 2021, 4.000% due 10/1/40	83,257
115,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	113,994
160,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[5]	153,237
290,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series A-1, 5.000% due 7/1/56[5]	260,209
6,500,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series B, 0.000% due 7/1/61[2,5]	422,643
250,000	Capital Trust Agency Inc, FL, Viera Charter Schools Inc Project, Revenue Bonds, Series A, 5.000% due 10/15/49[5]	223,204
	City of Atlantic Beach, FL, Healthcare Facilities, Fleet Landing Project, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	496,598
250,000	5.000% due 11/15/53	207,730
500,000	City of Pompano Beach, FL, John Knox Vlg Project, Revenue Bonds, Series 2021-A, 4.000% due 9/1/56	365,909
1,000,000	County of Palm Beach FL, Revenue Bonds, 5.000% due 4/1/39[5]	989,232
500,000	Florida Development Finance Corp., Educational Facilities Revenue, Cornerstone Charter Revenue Bonds, Series 2022, 5.000% due 10/1/42[5]	478,568
1,000,000	Florida Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Revenue Bonds, Series A, 5.000% due 6/15/50	964,964
See Notes to Schedules of Portfolio Investments
70

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$250,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, 6.000% due 8/15/57[5]	$236,858
225,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/52	169,050
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series C, 5.000% due 9/15/50[5]	119,017
100,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Series 2022, 5.250% due 6/15/29[5]	98,704
670,000	Florida Development Finance Corp., Revenue Bonds, AMT, 7.375% due 1/1/49[5]	664,053
820,000	Florida Housing Finance Corp., Revenue Bonds, Series 2, (GNMA/ FNMA/ FHLMC Insured), 3.000% due 7/1/52	786,645
300,000	Lakewood Ranch Stewardship District, FL, Special Assessment Revenue, Lakewood National & Polo Run Project, 5.375% due 5/1/47	303,348
285,000	Lee County Industrial Development Authority, FL, Healthcare Facilities, Healthpark Florida Inc Project, Revenue Bonds, Series A, 5.250% due 10/1/57	235,328
500,000	Lee County Industrial Development Authority, FL, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	492,666
750,000	Orange County Health Facilities Authority, FL, Revenue Bonds, 5.000% due 8/1/40	748,793
55,000	Palm Beach County Health Facilities Authority, FL, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	53,597
	Palm Beach County Health Facilities Authority, FL, Revenue Bonds, Series A:
100,000	11.500% due 7/1/27[5]	96,648
145,000	5.000% due 6/1/55	122,880
5,000	Palm Beach County Health Facilities Authority, FL, Revenue Bonds, Series B, 5.000% due 11/15/42	4,785
875,000	Pinellas County Industrial Development Authority, FL, Revenue Bonds, 5.000% due 7/1/29	894,394
	Sarasota County Health Facilities Authority, FL, Retirement Facilities Revenue, Village on the Isle Project, Revenue Bonds, Series A:
550,000	5.000% due 1/1/37	506,931
250,000	5.000% due 1/1/42	221,077
210,000	Sawyers Landing Community Development District, FL, Special Assessment, 4.250% due 5/1/53	167,106
500,000	Southeast Overtown Park West Community Redevelopment Agency, FL, Tax Allocation, Series A-1, 5.000% due 3/1/30[5]	503,063
125,000	Town Center at Palm Coast Community Development District, FL, Special Assessment, 6.000% due 5/1/36	125,049
	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment, Refunding:
650,000	3.750% due 5/1/31	603,904
500,000	4.125% due 5/1/37	461,197
		12,374,638
	Georgia — 1.3%
150,000	Atlanta Urban Redevelopment Agency, GA, Revenue Bonds, Series 2021, 3.625% due 7/1/42[5]	127,021
	DeKalb County Housing Authority, GA, Revenue Bonds:
100,000	7.000% due 6/1/41[5]	99,785
430,000	6.170% due 6/1/53[5]	428,791
See Notes to Schedules of Portfolio Investments
71

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Georgia — (Continued)
$125,000	Development Authority of Monroe County, GA, Revenue Bonds, Series A, 1.500% due 1/1/39[4]	$118,438
350,000	Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/50	346,935
340,000	Macon-Bibb County Urban Development Authority, GA, Revenue Bonds, Series A, 5.750% due 6/15/37[5]	343,490
750,000	Main Street Natural Gas Inc, GA, Revenue Bonds, Series C, 4.000% due 8/1/52[4,5]	723,868
200,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds, Series A, 5.000% due 7/1/60	200,134
		2,388,462
	Guam — 0.4%
175,000	Guam Department of Education, Certificate Participation, Refunding, Series A, 5.000% due 2/1/40	174,141
	Territory of Guam, Revenue Bonds, Refunding, Series F:
105,000	4.000% due 1/1/36	100,456
500,000	4.000% due 1/1/42	441,966
		716,563
	Idaho — 1.0%
	Idaho Health Facilities Authority, Kootenai Health Project, Revenue Bonds, Series A:
250,000	4.375% due 7/1/34	251,621
500,000	4.750% due 7/1/44	488,329
250,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/40[5]	241,679
735,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[5]	769,240
		1,750,869
	Illinois — 5.9%
1,000,000	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Revenue Bonds, 5.250% due 4/1/39	1,081,116
100,000	Chicago Board of Education, IL, General Obligation Unlimited, Refunding, Series A, 7.000% due 12/1/44	104,784
	Chicago Board of Education, IL, General Obligation Unlimited, Series A, (NPFG Insured):
150,000	0.000% due 12/1/23[2]	147,922
170,000	5.500% due 12/1/26	175,591
550,000	0.000% due 12/1/29[2]	423,205
1,205,000	0.000% due 12/1/31[2]	847,092
1,150,000	Chicago Board of Education, IL, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[2]	808,428
	City of Chicago, IL, General Obligation Unlimited, Refunding, Series C:
250,000	0.000% due 1/1/27[2]	223,914
435,000	0.000% due 1/1/31[2]	318,626
305,000	City of Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	328,728
145,000	City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding, (AMBAC Insured), 5.750% due 11/1/30	156,979
500,000	Cook County Community College District No. 508, IL, General Obligation Unlimited, 5.250% due 12/1/43	500,280
320,000	Illinois Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	312,728
400,000	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds, Refunding, 5.000% due 5/15/36	337,589
See Notes to Schedules of Portfolio Investments
72

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Illinois Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
$250,000	5.000% due 7/1/35	$229,321
500,000	5.000% due 7/1/47	410,102
355,000	Illinois Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	349,816
270,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (FHLMC/ FNMA / GNMA Insured), 4.250% due 10/1/49	269,261
270,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (GNMA/ FNMA/ FHLMC Insured), 3.000% due 4/1/51	259,852
475,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	478,026
440,000	Illinois Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured), 0.000% due 6/15/26[2]	387,055
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, (BAM, NPFG Insured), 0.000% due 6/15/28[2]	208,415
525,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, Series B-1, (AGMC Insured), 0.000% due 6/15/27[2]	454,442
485,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/31[2]	358,967
175,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series A, 0.000% due 12/15/37[2]	93,646
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series B, 5.000% due 12/15/40	507,958
250,000	United City of Yorkville, IL, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	251,761
250,000	Village of Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	231,650
500,000	Volo Village Special Service Area No. 3 & 6, IL, Special Tax, Symphony Meadows/Lancaster Falls Project, Refunding, (AGMC Insured), 2.875% due 3/1/25	491,032
		10,748,286
	Indiana — 2.8%
23,436	City of Fort Wayne, IN, Revenue Bonds, Revenue Bonds, 10.750% due 12/1/29	2
1,000,000	City of Whiting, IN, BP Products North America, Revenue Bonds, AMT, 4.400% due 11/1/45[4]	1,019,205
1,000,000	Indiana Finance Authority, CWA Authority Project, Revenue Bonds, Refunding, 5.000% due 10/1/27[7]	1,047,951
	Indiana Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A, Forward Refunding 11/15/23:
345,000	5.750% due 11/15/28	346,509
330,000	6.500% due 11/15/33	332,089
250,000	Indiana Finance Authority, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 3.000% due 11/1/30	229,133
260,000	Indiana Finance Authority, Pollution Control, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 2.500% due 11/1/30	230,294
965,000	Indiana Finance Authority, Revenue Bonds, Refunding, Series 2019, 7.000% due 3/1/39[5]	731,888
	Indiana Finance Authority, Revenue Bonds, Refunding, Series A:
250,000	1.400% due 8/1/29	217,824
455,000	4.000% due 11/15/43	339,018
See Notes to Schedules of Portfolio Investments
73

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Indiana — (Continued)
	Indiana Finance Authority, Revenue Bonds, Series A:
$600,000	5.000% due 11/15/38	$570,395
100,000	5.250% due 11/15/46	93,984
		5,158,292
	Iowa — 0.6%
1,000,000	PEFA, Inc, IA, Revenue Bonds, 5.000% due 9/1/49[4]	1,018,317
	Kansas — 0.3%
	City of Overland Park, KS, Sales Tax Revenue, Bluhawk Star Bond Project, Revenue Bonds:
100,000	6.000% due 11/15/34[5]	103,080
200,000	6.500% due 11/15/42[5]	204,626
150,000	Wyandotte County-Kansas City Unified Government, KS, Revenue Bonds, Refunding, 5.000% due 12/1/34	141,910
20,000	Wyandotte County-Kansas City Unified Government, KS, Wyandotte Plaza Project, Revenue Bonds, Refunding, 4.000% due 12/1/28	18,746
		468,362
	Kentucky — 1.1%
305,000	City of Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	303,080
350,000	City of Ashland, KY, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/36	339,958
	Kentucky Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[2]	442,122
500,000	0.000% due 10/1/27[2]	426,518
250,000	Kentucky Economic Development Finance Authority, Healthcare Revenue, Rosedale Green Project, Revenue Bonds, Refunding, 5.750% due 11/15/45	213,712
95,000	Kentucky Public Transportation Infrastructure Authority, Revenue Bonds, Series B, (AGMC Insured), 4.000% due 7/1/53	84,745
250,000	Louisville & Jefferson County Metropolitan Government, KY, Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	259,965
		2,070,100
	Louisiana — 0.9%
250,000	Calcasieu Parish Memorial Hospital Service District, LA, Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	239,379
850,000	Juban Crossing Economic Development District, LA, Gen Infrastructure Project, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[5]	852,990
500,000	Louisiana Public Facilities Authority, Revenue Bonds, Louisiana State University Greenhouse District Phase II Project, Series A, 5.000% due 7/1/59	505,577
		1,597,946
	Maryland — 1.9%
250,000	City of Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	252,950
250,000	County of Howard, MD, Special Obligation, Tax Allocation, Downtown Columbia Project, Series A, 4.125% due 2/15/34[5]	238,158
500,000	County of Prince George’s, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[5]	435,165
See Notes to Schedules of Portfolio Investments
74

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$235,000	Maryland Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	$235,624
690,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series A, 3.000% due 9/1/51	665,236
285,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series C, 3.000% due 9/1/51	273,605
500,000	Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds, 5.000% due 7/1/56	508,747
90,000	Maryland Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	88,045
250,000	Maryland Economic Development Corp., Special Obligation, Tax Allocation, Metro Centre Owings Mills Project, 4.500% due 7/1/44	232,968
500,000	Prince George’s County Revenue Authority, MD, Tax Allocation, Suitland-Naylor Road Project, 5.000% due 7/1/46[5]	501,104
		3,431,602
	Massachusetts — 0.0%
100,000	Massachusetts Development Finance Agency, Revenue Bonds, Refunding, 5.125% due 1/1/40	91,230
	Michigan — 1.1%
250,000	City of Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	256,848
125,000	City of Detroit, MI, General Obligation Unlimited, Series A, 5.000% due 4/1/46	125,627
250,000	Flint Hospital Building Authority, MI, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/38	223,181
280,000	Flint Hospital Building Authority, MI, Revenue Bonds, Series A, 5.250% due 7/1/39	280,012
	Grand Rapids Economic Development Corp., MI, Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A:
600,000	5.000% due 11/1/37	519,654
250,000	5.000% due 11/1/55	188,087
325,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B-2, Class 2, 0.000% due 6/1/65[2]	31,728
520,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series A, 2.700% due 10/1/56	326,656
3,500,000	Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series C, 0.000% due 6/1/58[2]	146,089
		2,097,882
	Minnesota — 0.4%
	Dakota County Community Development Agency, MN, Amber Fields Apartments Project, Revenue Bonds, (HUD Section 8):
160,000	5.300% due 7/1/28[5]	159,704
435,000	5.660% due 7/1/41[5]	432,556
162,466	Minnesota Housing Finance Agency, Non AMT Non ACE SF Mortgage, Revenue Bonds, Series I, (GNMA/ FNMA/ FHLMC Insured), 2.800% due 12/1/47	145,021
		737,281
See Notes to Schedules of Portfolio Investments
75

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Mississippi — 0.2%
	Mississippi Business Finance Corp., Revenue Bonds:
$220,000	2.375% due 6/1/44	$140,246
350,000	7.750% due 7/15/47[4]	261,990
		402,236
	Missouri — 1.8%
355,000	Cape Girardeau County Industrial Development Authority, MO, Southeast Health, Revenue Bonds, Refunding, Series A, 6.000% due 3/1/33	366,122
100,000	Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	100,150
250,000	Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior SVC Project, Revenue Bonds, Series A, 5.000% due 2/1/42	240,371
	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
1,000,000	5.000% due 2/1/26	1,001,065
250,000	5.000% due 8/1/45	228,508
100,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, Series A, 5.000% due 2/1/28	100,582
365,000	Maryland Heights Industrial Development Authority, MO, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	336,844
60,000	Plaza at Noah’s Ark Community Improvement District, MO, Refunding, Revenue Bonds, 3.000% due 5/1/26	57,412
355,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	341,693
500,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	425,979
100,000	Taney County Industrial Development Authority, MO, Big Cedar infrastucture Project, Revenue Bonds, 5.000% due 10/1/33[5]	99,129
		3,297,855
	Nebraska — 0.1%
115,000	Nebraska Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	114,072
	Nevada — 1.2%
225,000	City of Las Vegas, NV, Special Improvement District No. 816, Sales Tax Increment, Special Assessment, 2.750% due 6/1/31	189,742
370,000	City of North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	338,943
975,000	City of Sparks, NV, Tourism improvement district, Revenue Bonds, Series A, 2.750% due 6/15/28[5]	908,517
	State of Nevada Department of Business & Industry, Revenue Bonds, Series A:
290,000	5.000% due 7/15/27	290,931
500,000	5.000% due 12/15/48[5]	444,005
		2,172,138
	New Hampshire — 0.2%
500,000	New Hampshire Business Finance Authority, Covanta Project, Revenue Bonds, Refunding, 4.625% due 11/1/42[5]	431,846
	New Jersey — 1.1%
1,000,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/15/26[7]	1,024,003
345,000	New Jersey Economic Development Authority, Revenue Bonds, Series A, 5.000% due 7/1/38	346,676
565,000	New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	569,977
See Notes to Schedules of Portfolio Investments
76

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$185,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/32[2]	$131,219
		2,071,875
	New Mexico — 0.4%
275,000	City of Santa Fe, NM, Retirement Facility Revenue, EL Castillo Retirement Project, Revenue Bonds, Series A, 5.000% due 5/15/34	260,048
250,000	New Mexico Hospital Equipment Loan Council, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	204,362
370,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A-1, Class I, (GNMA/ FNMA/ FHLMC Insured), 4.250% due 1/1/50	368,758
		833,168
	New York — 4.1%
435,000	Brookhaven Local Development Corp., NY, Jefferson’s Ferry Project, Revenue Bonds, Series A, 4.000% due 11/1/55	338,040
1,000,000	Build NYC Resource Corp., NY, Revenue Bonds, 5.250% due 7/1/57	1,011,276
100,000	Build NYC Resource Corp., NY, Revenue Bonds, Series A, 4.000% due 6/15/51[5]	73,078
150,000	County of Sullivan, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-1, 4.850% due 11/1/31[5]	142,201
500,000	County of Sullivan, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-2, 5.350% due 11/1/49[5]	452,563
250,000	Huntington Local Development Corp., NY, Fountaingate Garden Project, Revenue Bonds, Series A, 5.250% due 7/1/56	195,551
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-2, 0.000% due 11/15/32[2]	350,602
395,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-2-B, (AGMC Insured), (SOFR*0.67+0.55%), 4.101% due 11/1/32[3]	395,197
150,000	Monroe County Industrial Development Corp., NY, St. Ann’s Community Project, Revenue Bonds, Refunding, 5.000% due 1/1/40	131,898
500,000	New York City Industrial Development Agency, NY, Revenue Bonds, Refunding, (AGMC Insured), 3.000% due 1/1/46	381,041
350,000	New York Liberty Development Corp., Revenue Bonds, Refunding Class 2-3, 5.375% due 11/15/40[5]	350,464
480,000	New York Liberty Development Corp., Revenue Bonds, Refunding Class 3-3, 7.250% due 11/15/44[5]	485,307
1,815,000	New York Liberty Development Corp., Revenue Bonds, Refunding, Class 1-3, 5.000% due 11/15/44[5]	1,777,607
1,000,000	New York Transportation Development Corp., Revenue Bonds, AMT, 5.000% due 1/1/36	1,024,497
230,000	Niagara Area Development Corp., NY, Catholic Health System Inc Project, Revenue Bonds, 5.000% due 7/1/52	174,175
195,000	State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	194,056
		7,477,553
	North Carolina — 0.8%
835,000	North Carolina Housing Finance Agency, Revenue Bonds, Series 46-A, (GNMA/ FNMA/ FHLMC Insured), 3.000% due 7/1/51	802,140
See Notes to Schedules of Portfolio Investments
77

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)
$500,000	North Carolina Medical Care Commission, Retirement Facilities Revenue, 1st Mortgage-Carolina Vlg Project, Revenue Bonds, Series B, 5.000% due 4/1/47	$416,806
215,000	North Carolina Medical Care Commission, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/34	207,280
		1,426,226
	North Dakota — 0.3%
500,000	County of Ward, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	421,315
180,000	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 1/1/52	173,066
		594,381
	Ohio — 2.2%
990,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series B-2, Class 2, 5.000% due 6/1/55	920,128
600,000	City of Centerville, OH, Healthcare Revenue, Revenue Bonds, Refunding, 5.250% due 11/1/50	513,551
345,000	County of Franklin, OH, Revenue Bonds, Refunding, 5.250% due 11/15/55	296,067
700,000	County of Washington, OH, Hospital Revenue, Revenue Bonds, Refunding, 6.750% due 12/1/52	716,071
475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/50	418,459
	State of Ohio, Revenue Bonds, Refunding:
250,000	5.000% due 12/1/28[5]	249,630
420,000	5.000% due 12/1/33[5]	417,989
250,000	5.000% due 12/1/38[5]	233,290
300,000	5.000% due 12/1/48[5]	267,961
		4,033,146
	Oklahoma — 0.8%
635,000	Norman Regional Hospital Authority, OK, Revenue Bonds, Refunding, 4.000% due 9/1/37	560,871
	Oklahoma Development Finance Authority, Health Project, Revenue Bonds, Series A:
1,000,000	5.500% due 8/15/44	953,309
375,000	5.000% due 8/1/52[6]	375
		1,514,555
	Oregon — 0.8%
125,000	Clackamas County Hospital Facility Authority, OR, Oregon Senior Living, Rose Villa Project, Revenue Bonds, Refunding, Series A, 5.125% due 11/15/40	118,335
250,000	Hospital Facilities Authority of Multnomah Country, OR, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/56	162,246
395,000	Polk County Hospital Facility Authority, OR, Dollas Retirement Vlg Project, Revenue Bonds, Series A, 5.125% due 7/1/55	310,463
1,000,000	Salem Hospital Facility Authority, OR, Oregon Revenue, Capital Manor Project, Revenue Bonds, Refunding, 4.000% due 5/15/40	831,175
		1,422,219
	Pennsylvania — 4.6%
	Berks County Industrial Development Authority, PA, Tower Health Project, Revenue Bonds, Refunding:
1,000,000	5.000% due 11/1/47	646,698
250,000	4.000% due 11/1/47	149,187
See Notes to Schedules of Portfolio Investments
78

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$325,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Refunding, Series A, 5.000% due 2/1/28	$212,429
150,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Series B-3, 5.000% due 2/1/40[4]	97,726
1,000,000	Bucks Country Industrial Development Authority, PA, Grand view Hospital Project, Revenue Bonds, 4.000% due 7/1/46	736,673
	Crawford County Hospital Authority, PA, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	413,428
250,000	6.000% due 6/1/46	254,394
500,000	Cumberland County Municipal Authority, PA, Revenue Bonds, Refunding, 5.000% due 1/1/29	488,863
250,000	Delaware Valley Regional Finance Authority, PA, Revenue Bonds, Series C, (3M. USD LIBOR*0.67+0.75%), 4.432% due 6/1/37[3]	221,144
200,000	Franklin County Industrial Development Authority, PA, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	164,447
445,000	Montgomery County Higher Education and Health Authority, PA, Revenue Bonds, Refunding, 5.000% due 12/1/47	404,782
500,000	Montgomery County Industrial Development Authority, PA, Revenue Bonds, Refunding, 5.000% due 11/15/36	499,481
250,000	Montgomery County Industrial Development Authority, PA, Waverly Heights, Limited. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	253,958
800,000	Pennsylvania Economic Development Financing Authority, Iron Cumberland LLC Project, Revenue Bonds, Series 2022, 7.000% due 12/1/29	778,842
	Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds, AMT:
1,000,000	5.250% due 6/30/53	1,041,502
1,000,000	6.000% due 6/30/61	1,115,629
	Philadelphia Authority for Industrial Development, PA, Revenue Bonds, Refunding:
100,000	5.000% due 8/1/30	102,271
115,000	5.000% due 6/15/40[5]	114,993
425,000	5.000% due 8/1/40	425,393
150,000	Redevelopment Authority of The County of Washington, PA, Tax Allocation, Refunding, 5.000% due 7/1/28	150,137
100,000	Westmoreland County Industrial Development Authority, PA, Excela Health Project, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/25	99,103
		8,371,080
	Puerto Rico — 9.2%
	Commonwealth of Puerto Rico, General Obligation Unlimited, Restructured, Series A-1:
15,769	0.000% due 7/1/24[2]	15,142
107,721	5.375% due 7/1/25	110,180
106,745	5.625% due 7/1/27	112,178
60,000	5.625% due 7/1/29	64,110
101,998	5.750% due 7/1/31	111,155
96,721	4.000% due 7/1/33	91,769
124,470	0.000% due 7/1/33[2]	75,846
86,939	4.000% due 7/1/35	80,308
74,617	4.000% due 7/1/37	66,851
	Commonwealth of Puerto Rico, Notes:
2,028,895	0.000% due 11/1/43[2]	1,039,809
1,052,170	5.069% due 11/1/51[4]	537,922
268,457	0.000% due 11/1/51[2]	114,430
See Notes to Schedules of Portfolio Investments
79

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Series A:
$1,000,000	5.000% due 7/1/30[5]	$1,033,590
1,500,000	5.000% due 7/1/35[5]	1,518,292
250,000	5.000% due 7/1/37[5]	251,598
1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series B, 5.000% due 7/1/33[5]	1,531,381
75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	75,500
900,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M. USD LIBOR*0.67+0.52%), 4.227% due 7/1/29[3]	838,931
115,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series ZZ, 5.250% due 7/1/18[6]	42,837
	Puerto Rico Electric Power Authority, Revenue Bonds, Series A:
85,000	5.000% due 7/1/29[6]	31,663
500,000	7.000% due 7/1/40[6]	186,250
100,000	5.050% due 7/1/42[6]	37,250
	Puerto Rico Electric Power Authority, Revenue Bonds, Series CCC:
120,000	5.250% due 7/1/27[6]	44,700
250,000	5.250% due 7/1/28[6]	93,125
320,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	310,870
600,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	604,000
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, 5.000% due 7/1/37[6]	186,250
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, (AGMC Insured), 5.000% due 7/1/27	25,167
	Puerto Rico Electric Power Authority, Revenue Bonds, Series XX:
250,000	5.750% due 7/1/36[6]	93,125
1,400,000	5.250% due 7/1/40[6]	521,500
1,101,941	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/62	1,082,657
947,256	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Series B, 0.000% due 7/1/32[2]	602,550
46,623	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Series C, 0.000% due 7/1/53[2]	29,256
400,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligation Project, Revenue Bonds, Refunding, 4.000% due 7/1/40	354,240
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,680
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, Refunding, 5.000% due 10/1/31	250,360
209,663	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2047, 0.000% due 8/1/47[2]	59,802
323,124	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2054, 0.000% due 8/1/54[2]	68,613
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-1:
3,000	0.000% due 7/1/24[2]	2,894
14,000	0.000% due 7/1/29[2]	10,931
18,000	0.000% due 7/1/31[2]	12,832
3,188,000	0.000% due 7/1/46[2]	909,369
8,743,000	0.000% due 7/1/51[2]	1,856,597
1,000,000	5.000% due 7/1/58	973,263
See Notes to Schedules of Portfolio Investments
80

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	$185,200
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	98,814
150,000	5.000% due 6/1/36	142,886
		16,916,673
	Rhode Island — 0.2%
310,000	Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA/ FNMA/ FHLMC Insured), 4.000% due 10/1/48	307,493
	South Carolina — 2.6%
2,760,004	Connector 2000 Association, Inc., SC, Revenue Bonds, Series A-1, 0.000% due 1/1/42[2]	695,162
449,951	Connector 2000 Association, Inc., SC, Toll Road Revenue, Revenue Bonds, Series A-1, 0.000% due 1/1/32[2]	247,788
500,000	Greenville Housing Authority, SC, Revenue Bonds, 6.160% due 5/1/63[5]	491,923
375,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue, Revenue Bonds, 0.000% due 6/1/52[2]	260,261
400,000	South Carolina Jobs-Economic Development Authority, FAH Portfolio Pelham Apartments Project, Revenue Bonds, Series A-1, Class I, 6.500% due 2/1/56[5]	388,689
150,000	South Carolina Jobs-Economic Development Authority, FAH Portfolio Pelham Apartments Project, Revenue Bonds, Series B, Class I, 7.500% due 8/1/47[5]	144,522
105,000	South Carolina Jobs-Economic Development Authority, Green Charter Schools Project, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/56[5]	68,410
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[5]	379,702
1,090,000	5.000% due 10/1/41[5]	969,216
300,000	South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Revenue, Revenue Bonds, 6.250% due 6/1/40[5]	235,623
200,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	206,432
500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series B, 5.000% due 12/1/37	511,720
130,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, (GNMA/ FNMA/ FHLMC/ FHA Insured), 4.000% due 7/1/36	129,010
		4,728,458
	Tennessee — 0.7%
1,000,000	Bristol Industrial Development Board, TN, Revenue Bonds, Series B, 0.000% due 12/1/31[2,5]	623,928
	Knox County Industrial Development Board, TN, Revenue Bonds, AMT, Refunding:
200,000	9.250% due 11/1/42[5]	200,443
265,000	9.500% due 11/1/52[5]	265,567
40,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021-A, 4.000% due 6/1/51[5]	32,725
See Notes to Schedules of Portfolio Investments
81

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Tennessee — (Continued)
$300,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021-B, 0.000% due 6/1/43[2,5]	$104,284
		1,226,947
	Texas — 6.2%
645,000	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	631,379
500,000	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series 2021, 4.500% due 6/15/56[4,5]	494,943
	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series 2022:
100,000	6.250% due 6/1/52[5]	101,959
200,000	6.375% due 6/1/62[5]	204,238
240,000	Arlington Higher Education Finance Corp., TX, Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	229,461
650,000	Brazoria County Industrial Development Corp., TX, Revenue Bonds, Series 2022, 10.000% due 6/1/42[4,5]	619,800
	City of Dallas Housing Finance Corp., TX, Revenue Bonds, Series A:
425,000	6.000% due 12/1/62	433,737
245,000	6.000% due 12/1/62[5]	236,740
	City of Dallas Housing Finance Corp., TX, Revenue Bonds, Series B:
100,000	6.250% due 12/1/54[5]	90,983
3,640,000	0.000% due 12/1/62[2,5]	257,369
500,000	City of Plano, TX, Special Assessment, 4.000% due 9/15/51[5]	398,098
360,000	Fort Bend County Industrial Development Corp., TX, NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	352,677
1,510,000	Harris County Cultural Education Facilities Finance Corp., TX, Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,218,853
150,000	Harris County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% due 1/1/43	125,665
1,000,000	Hidalgo County Regional Mobility Authority, TX, Revenue Bonds, Series A, 0.000% due 12/1/56[2]	154,946
500,000	Matagorda County Navigation District No. 1, TX, Revenue Bonds, Refunding, Series A, (AMBAC Insured), 4.400% due 5/1/30	509,548
215,000	New Hope Cultural Education Facilities Finance Corp., TX, Blinn College Project, Revenue Bonds, Series A, 5.000% due 7/1/40	191,500
480,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Dwyer Workforce development, Revenue Bonds, Refunding, 8.500% due 9/1/27[5]	478,319
375,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Morningside Ministries Project, Revenue Bonds, Series A, 5.000% due 1/1/35	339,981
250,000	New Hope Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Refunding, 4.000% due 8/15/51[5]	182,816
500,000	New Hope Cultural Education Facilities Finance Corp., TX, The Outlook At Windhaven Project, Revenue Bonds, Series A, 6.875% due 10/1/57	450,411
250,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, 5.500% due 1/1/49	194,744
400,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, Refunding, 5.000% due 1/1/55	277,333
70,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villages Project, Revenue Bonds, Refunding, 4.000% due 5/15/31	62,348
See Notes to Schedules of Portfolio Investments
82

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$140,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villages Project, Revenue Bonds, Refunding, Series A, 5.750% due 12/1/54[6]	$91,000
205,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villiages Project, Revenue Bonds, Refunding, 4.000% due 5/15/27	194,221
150,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Revenue Bonds, Refunding, 5.000% due 11/15/35	144,000
110,000	Texas Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	110,628
875,000	Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds, Series C, (3M. USD LIBOR*0.66+0.69%), 4.354% due 9/15/27[3]	869,818
1,000,000	Texas Municipal Gas Acquisition and Supply Corp. III, Revenue Bonds, Refunding, 5.000% due 12/15/29	1,027,829
700,000	Town of Little Elm, TX, Special Assessment, Series A, 5.375% due 9/1/51[5]	675,884
		11,351,228
	Utah — 0.1%
250,000	Mida Mountain Village Public Infrastructure District, UT, Special Assessment, Series A, 5.000% due 8/1/50[5]	210,296
	Vermont — 0.4%
260,000	Vermont Economic Development Authority, Revenue Bonds, Refunding, Series A, 4.000% due 5/1/37	226,816
500,000	Vermont Economic Development Authority, Revenue Bonds, Series A -1, 5.000% due 6/1/52[4,5]	501,279
		728,095
	Virginia — 4.6%
415,000	Atlantic Park Community Development Authority, VA, Revenue Bonds, 6.250% due 8/1/45[5]	395,497
750,000	Farmville Industrial Development Authority, VA, Longwood University Student Project, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	749,204
	Hanover County Economic Development Authority, VA, Care Facilities Revenue, Covenant Woods, Revenue Bonds, Refunding:
255,000	4.000% due 7/1/30[5]	227,538
500,000	5.000% due 7/1/38	471,843
295,000	Henrico County Economic Development Authority, VA, Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	295,321
500,000	Henrico County Economic Development Authority, VA, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	459,863
600,000	Henrico County Economic Development Authority, VA, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	574,715
	James City County Economic Development Authority, VA, Revenue Bonds, Series A:
500,000	4.000% due 12/1/40	423,328
140,000	4.000% due 6/1/41	105,667
500,000	Newport News Industrial Development Authority, VA, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[5]	503,162
1,000,000	Newport News Industrial Development Authority, VA, System Revenue, Revenue Bonds, 5.330% due 7/1/45[5]	1,009,683
See Notes to Schedules of Portfolio Investments
83

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
$1,000,000	Virginia College Building Authority, Marymount University Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/45[5]	$936,727
500,000	Virginia Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	474,240
760,000	Virginia Small Business Financing Authority, Revenue Bonds, 8.500% due 6/1/42[5]	710,080
655,000	Virginia Small Business Financing Authority, Revenue Bonds, (SOFR*0.70+5.50%), 7.677% due 6/1/29[3,5]	632,190
50,000	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, 4.000% due 12/1/51	39,655
250,000	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, Series A, 4.000% due 1/1/45	222,430
290,000	Virginia Small Business Financing Authority, Revenue Bonds, Series A, 8.500% due 12/1/52[5]	275,903
		8,507,046
	Washington — 1.6%
235,000	Kalispel Tribe of Indians, WA, Priority District, Revenue Bonds, Series B, 5.250% due 1/1/38[5]	241,290
200,000	Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Series A-2, 5.000% due 8/1/30	216,593
	Washington State Convention Center Public Facilities District, Revenue Bonds, Refunding, Series B:
260,000	4.000% due 7/1/31	261,742
295,000	3.000% due 7/1/35	263,657
265,000	3.000% due 7/1/58	180,514
625,000	Washington State Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[5]	542,220
484,176	Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500% due 12/20/35	447,289
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, 5.000% due 1/1/55[5]	353,430
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, Series A, 5.000% due 1/1/56[5]	351,809
		2,858,544
	West Virginia — 0.4%
500,000	West Virginia Economic Development Authority, Wyoming County Coal Project, Revenue Bonds, 9.000% due 6/1/38[5]	500,856
250,000	West Virginia Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	240,008
		740,864
	Wisconsin — 5.6%
250,000	Public Finance Authority, WI, Charter Day School Inc Project, Revenue Bonds, Series A, 5.000% due 12/1/45[5]	208,685
250,000	Public Finance Authority, WI, Charter School Portfolio Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[5]	195,091
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[5]	465,937
500,000	Public Finance Authority, WI, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Series B, 6.000% due 2/1/62[5]	507,289
115,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/41	98,665
110,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Series A-1, 4.000% due 7/1/51[5]	84,400
See Notes to Schedules of Portfolio Investments
84

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$400,000	Public Finance Authority, WI, House Apartments Project, Revenue Bonds, Series A, 6.500% due 8/1/53[5]	$395,317
275,000	Public Finance Authority, WI, House Apartments Project, Revenue Bonds, Series B, 6.625% due 2/1/46[5]	253,503
115,000	Public Finance Authority, WI, KDC Agri Business, LLC, Revenue Notes, Series A, 15.000% due 5/15/23[1,5,6]	14,950
200,000	Public Finance Authority, WI, Lariat Project, Revenue Bonds, 0.000% due 9/1/29[2,5]	126,881
	Public Finance Authority, WI, Lehigh Valley Health Network Micro Hospitals, Revenue Bonds:
190,000	7.250% due 12/1/42[5]	186,245
115,000	7.500% due 12/1/52[5]	113,772
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
250,000	5.000% due 9/1/49[5]	189,946
500,000	5.000% due 9/1/54[5]	423,131
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	262,700
	Public Finance Authority, WI, Revenue Bonds, Refunding, Series A:
335,000	5.000% due 6/1/29[5]	333,305
250,000	5.000% due 1/1/35	245,514
750,000	5.000% due 1/1/46	694,712
500,000	Public Finance Authority, WI, Revenue Bonds, Series A, 4.500% due 6/1/56[5]	374,073
25,000	Public Finance Authority, WI, Roseman University, Revenue Bonds, Prerefunded 4/01/30 @ 100, 5.000% due 4/1/50[5]	28,298
475,000	Public Finance Authority, WI, Roseman University, Revenue Bonds, Unrefunded Portion, 5.000% due 4/1/50[5]	440,694
230,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[5]	216,292
100,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 4.000% due 10/1/51	72,433
40,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, Escrowed to Maturity, 5.000% due 11/15/24[5]	40,471
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,057,661
50,000	Public Finance Authority, WI, The obligated Group of National Senior Communities, Revenue Bonds, 4.000% due 1/1/52	40,967
1,000,000	Wisconsin Department of Transportation, Revenue Bonds, Refunding, Series 1, 5.000% due 7/1/29[7]	1,084,462
70,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, 4.000% due 12/1/41	53,650
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
955,000	5.000% due 6/1/41	837,922
110,000	4.000% due 1/1/47	79,341
1,000,000	4.000% due 1/1/57	672,664
495,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	490,992
35,000	Wisconsin Housing & Economic Development Authority Housing Revenue, Home Ownership Revenue, Revenue Bonds, Refunding, Series B, (HUD Section 8), 0.400% due 5/1/45[4]	34,615
		10,324,578
	Other Territory — 0.5%
699,995	Federal Home Loan Mortgage Corporation Multifamily 2019ML-05 Certificates, Revenue Bonds, Class A, 3.400% due 1/25/36	635,350
See Notes to Schedules of Portfolio Investments
85

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
Other Territory — (Continued)
$258,962	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class AUS, 2.032% due 1/25/38	$189,519
703,595	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class XUS, 2.057% due 1/25/38[4]	109,804
		934,673
TOTAL MUNICIPAL BONDS (Cost $196,956,950)		180,407,758
TOTAL INVESTMENTS (Cost $197,945,255)	99.1%	$181,278,155
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	1,580,783
NET ASSETS	100.0%	$182,858,938

*	Percentages indicated are based on net assets.
[1]	For fair value measurement disclosure purposes, security is categorized as Level 3. See Note 1.
[2]	Zero Coupon Bond.
[3]	Floating Rate Bond. Rate shown is as of July 31, 2023.
[4]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of July 31, 2023.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2023, these securities, which are not illiquid, amounted to $58,421,555 or 31.9% of net assets for the Fund.
[6]	This security is in default. See Note 1.
[7]	When-issued security.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation

Centrally Cleared Interest Rate Swap Contracts
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
12 Mo. USD SOFR	Fixed 3.56%	USD	4,000,000	02/15/41	Annual	$—	$—	$(59,378)	$(59,378)
12 Mo. USD SOFR	Fixed 3.07%	USD	5,700,000	06/03/58	Annual	—	—	(245,294)	(245,294)
Fixed 3.02%	12 Mo. USD SOFR	USD	3,500,000	02/15/46	Annual	—	—	295,574	295,574
Fixed 3.11%	12 Mo. USD SOFR	USD	3,800,000	02/15/46	Annual	—	—	264,873	264,873
Total Centrally Cleared Interest Rate Swap Contracts						$—	$—	$255,775	$255,775
See Notes to Schedules of Portfolio Investments
86

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
As of July 31, 2023, The Glenmede Fund, Inc. (the “Fund”) currently offers shares in seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the  Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange-traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
With respect to a Portfolio’s investments that do not have readily available market quotations, the Fund’s Board of Directors (the “Board”) has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be
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no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 except repurchase agreements which were at Level 2, at July 31, 2023. The Short Term Tax Aware Fixed Income Portfolio had all investments with corresponding states and Treasury securities at Level 2 at July 31, 2023.
Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of July 31, 2023 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and High Yield Municipal Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$22,737,559	$—	$—	$22,737,559
U.S. Treasury Bills	—	107,905,288	—	107,905,288
Repurchase Agreement	—	16,671	—	16,671
Purchased Options
Calls	1,445,773,540	—	—	1,445,773,540
Puts	40,270	—	—	40,270
Total Purchased Options	1,445,813,810	—	—	1,445,813,810
Total Investments	1,468,551,369	107,921,959	—	1,576,473,328
Total	$1,468,551,369	$107,921,959	$—	$1,576,473,328
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(1,046,053,520)	$—	$—	$(1,046,053,520)
Puts	(1,706,115)	—	—	(1,706,115)
Total Written Options	(1,047,759,635)	—	—	(1,047,759,635)
Total	$(1,047,759,635)	$—	$—	$(1,047,759,635)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$4,356,394	$—	$—	$4,356,394
U.S. Treasury Bills	—	4,582,276	—	4,582,276
Repurchase Agreement	—	133,443	—	133,443
Purchased Options
Calls	52,057,900	—	—	52,057,900
Puts	1,450	—	—	1,450
Total Purchased Options	52,059,350	—	—	52,059,350
Total Investments	56,415,744	4,715,719	—	61,131,463
Total	$56,415,744	$4,715,719	$—	$61,131,463
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(37,719,600)	$—	$—	$(37,719,600)
Puts	(76,390)	—	—	(76,390)
Total Written Options	(37,795,990)	—	—	(37,795,990)
Total	$(37,795,990)	$—	$—	$(37,795,990)
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Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$37,404,372	$—	$37,404,372
Federal National Mortgage Association	—	18,625,617	—	18,625,617
Total Agency Notes	—	56,029,989	—	56,029,989
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	66,639,808	—	66,639,808
Federal National Mortgage Association	—	46,589,256	—	46,589,256
Government National Mortgage Association	—	384,137	—	384,137
Total Mortgage-Backed Securities	—	113,613,201	—	113,613,201
Corporate Notes
Banking	—	16,491,704	—	16,491,704
Beverages, Food & Tobacco	—	9,155,491	—	9,155,491
Computer Software & Processing	—	7,838,528	—	7,838,528
Electric Utilities	—	3,549,430	—	3,549,430
Electronics	—	6,975,286	—	6,975,286
Heavy Machinery	—	3,540,213	—	3,540,213
Insurance	—	4,749,080	—	4,749,080
Media - Broadcasting & Publishing	—	6,528,616	—	6,528,616
Pharmaceuticals	—	7,984,974	—	7,984,974
Transportation	—	3,774,716	—	3,774,716
Total Corporate Notes	—	70,588,038	—	70,588,038
U.S. Treasury Notes/Bonds	—	96,554,961	—	96,554,961
Repurchase Agreement	—	4,799,121	—	4,799,121
Investment of Security Lending Collateral	16,961,781	—	—	16,961,781
Total Investments	16,961,781	341,585,310	—	358,547,091
Total	$16,961,781	$341,585,310	$—	$358,547,091
High Yield Municipal Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Health Care Services	$—	$138,000	$—	$138,000
Lodging	—	—	732,397	732,397
Total Corporate Notes	—	138,000	732,397	870,397
Municipal Bonds	—	180,392,808	14,950	180,407,758
Centrally Cleared Interest Rate Swap Contracts	—	255,775	—	255,775
Total Investments	—	180,786,583	747,347	181,533,930
Total	$—	$180,786,583	$747,347	$181,533,930
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an
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obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of July 31, 2023 are presented in each Portfolio’s Schedule of Portfolio Investments.
As of July 31, 2023, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,916,709	$(2,916,709)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$8,284,964	$(8,284,964)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$5,142	$(5,142)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,366	$(3,366)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$165,551	$(165,551)	$—	$—	$—
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Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$139,756	$(139,756)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$140,001	$(140,001)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,162,774	$(1,162,774)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$143,636	$(143,636)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,255,593	$(1,255,593)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$27,269,078	$(27,269,078)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$488,137	$(488,137)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$16,671	$(16,671)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$133,443	$(133,443)	$—	$—	$—
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Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$4,799,121	$(4,799,121)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,747,836	$(1,747,836)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of July 31, 2023. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended July 31, 2023. During the period ended July 31, 2023, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of July 31, 2023, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $1,265,860 and $352,397, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $122,446,012 and $3,487,205 was pledged as collateral by the Secured Options Portfolio and Global Secured Options Portfolio, respectively.
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Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the six months ended July 31, 2023. During the six months ended July 31, 2023, the cash collateral received by the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Small Cap Equity Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments . Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
As of July 31, 2023, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Core Equity Portfolio	$4,659,053	$4,638,438	$—	0.54
Quantitative U.S. Large Cap Growth Equity Portfolio	7,239,105	7,207,074	—	0.33
Quantitative U.S. Small Cap Equity Portfolio	18,886	6,657	13,038	1.12
Quantitative International Equity Portfolio	243,942	256,750	—	0.98
Quantitative U.S. Total Market Equity Portfolio	852,379	858,782	—	1.57
Small Cap Equity Portfolio	70,835,973	68,159,429	3,529,900	5.94
Core Fixed Income Portfolio	16,610,957	16,961,781	—	4.60
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of July 31, 2023.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Prior to August 19, 2022, each Portfolio was required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of
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THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
any securities lending cash collateral used to finance short sales until the Portfolio replaced a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio was not guaranteed to receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Effective August 19, 2022, Rule 18f-4 under the 1940 Act took effect, which imposed certain requirements on funds engaging in derivatives transactions (including the amount of derivatives a fund may enter into) and replaced the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act. Refer to Note 8 for additional information on Rule 18f-4. As of July 31, 2023, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $34,289,400 to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $7,695,267, and $13,898,632, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. The Federal Reserve has raised interest rates throughout 2023 and could continue to raise interest rates.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short-term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events and transactions subsequent to July 31, 2023 through the date the schedules of investments were filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
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